As filed with the Securities and Exchange Commission on July 9, 2010

Securities Act Registration No. 333-_______
Investment Company Act Registration No. 811-22436

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
______________________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. __	☐
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. ___  ☐
(Check appropriate box or boxes.)
___________________________________

        EntrepreneurShares Series Trust
(Exact Name of Registrant as Specified in Charter)

396 Washington St., Suite 385
Wellesley Hills, Massachusetts	02481
(Address of Principal Executive Offices)	(ZIP Code)

            (781) 239-4446
(Registrant’s Telephone Number, including Area Code)

Copy to:

Joel Shulman	George J. Zornada
Weston Capital Advisors, LLC	K&L Gates	Peter D. Fetzer
396 Washington St.	State Street Financial Center	Foley & Lardner LLP
Suite 385	One Lincoln Street	777 East Wisconsin Avenue
Wellesley Hills, Massachusetts 02841	Boston, Massachusetts	Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

P R O S P E C T U S
, 2010

EntrepreneurShares Global Fund™

Trading Symbol Retail Class: _______
Trading Symbol Institutional Class:  ______

The EntrepreneurShares Global Fund™ seeks long term capital appreciation.  The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Global Entrepreneurs Index (ESHARESG), by actively selecting the securities of the Index to be held by the Fund.  The Fund mainly invests in equity securities of global companies with market capitalizations that are above $150 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by the Fund’s portfolio manager.  In view of this, the Fund may be subject to above-average risk.

EntrepreneurShares™ and EntrepreneurShares Global Fund™ are trademarks of Dr. Joel Mark Shulman, the portfolio manager of the Fund.

Please read this Prospectus and keep it for future reference.  It contains important information, including information on how the EntrepreneurShares Global Fund™ invests and the services it offers to shareholders.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

EntrepreneurShares Global Fund™
396 Washington Street
Suite 385
Wellesley Hills, MA 02481
Toll Free: 800-287-9469

TABLE OF CONTENTS

SUMMARY INFORMATION	1
INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES	5
DISCLOSURE OF PORTFOLIO HOLDINGS	7
MANAGEMENT OF THE FUND	7
12b-1 PLAN	8
THE FUND’S SHARE PRICE	8
PURCHASING SHARES	9
REDEEMING SHARES	14
DIVIDENDS, DISTRIBUTIONS AND TAXES	18
PERFORMANCE OF GLOBAL ENTREPRENEURS INDEX	19
ADDITIONAL INFORMATION ABOUT GLOBAL ENTREPRENEURS INDEX	20
FINANCIAL HIGHLIGHTS	22

SUMMARY INFORMATION

Investment Objective

The EntrepreneurShares Global Fund™ seeks long term capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the EntrepreneurShares Global Fund™:

SHAREHOLDER FEES (fees paid directly from your investment)	Retail	Institutional

Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None	None
Redemption Fee (as a percentage of amount redeemed within five business days of purchase)	2%	2%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.45% (1)	0.45% (1)
Total Annual Fund Operating Expenses	1.95%	1.70%

(1)   Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the EntrepreneurShares Global Fund™ with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Retail	$198	$612
Institutional	$173	$536

Portfolio Turnover

The EntrepreneurShares Global Fund™ pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The EntrepreneurShares Global Fund™ seeks investment results that correspond generally to the performance, before fees and expenses, of the Global Entrepreneurs Index (ESHARESG), by actively selecting the securities of the Index to be held by the Fund.  The Fund mainly invests in equity securities of global companies with market capitalizations that are above $150 million at the time of initial purchase and possess entrepreneurial characteristics (“entrepreneurial companies”), as determined by the Fund’s portfolio manager.  Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts.

Normally, the Fund will invest at least 40% of its assets in equity securities of companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States (“foreign companies”), unless market conditions are not deemed favorable by the Fund’s portfolio manager, in which case the Fund may invest less than 40% of its assets in securities of foreign companies.  The Fund may invest in a broad range of securities in both developed and emerging markets.

The Global Entrepreneurs Index is designed to measure the performance of global publicly traded entrepreneurial companies.  The market capitalization of companies in the Index exceeds $150 million.  The Index is sponsored by the Fund’s investment advisor (which is controlled by the Fund’s portfolio manager) and its affiliates.

The Fund’s investment strategy is unique, in part, due to the portfolio manager’s proprietary selection process of identifying companies that the manager believes possess entrepreneurial management characteristics.  The Fund utilizes quantitative models to narrow the broad universe of domestic and foreign companies in which it may invest down to a list of several hundred companies.  The Fund then uses fundamental analysis to identify from this list the entrepreneurial companies that it believes have the potential for long-term capital appreciation.  By way of example, in conducting the fundamental analysis, the Fund looks for companies with a good business, shareholder-oriented management and organic growth.  The portfolio manager will generally sell a portfolio security when the portfolio manager believes the security has achieved its value potential; changing fundamentals signal a deteriorating value potential; or other securities with entrepreneurial characteristics have better performance potential.

If a large percentage of the securities in the Global Entrepreneurs Index are within a particular industry or group over a given period of time, a large portion of the Fund’s assets could be concentrated in that industry for that period of time.

Principal Risks of Investing in the Fund

Investors in the EntrepreneurShares Global Fund™ may lose money.  The Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation.  There are risks associated with the types of securities in which the Fund invests.  These risks include:

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•	Manager Risk:

How the portfolio manager manages the Fund will affect the Fund’s performance.  The Fund may lose money if the portfolio manager’s investment strategy does not achieve the Fund’s objective or the portfolio manager does not implement the strategy properly.

•	Market Risk:

The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged.

•	Common Stocks:

Common stocks represent an ownership interest in a company.  They may or may not pay dividends or carry voting rights.  Common stock occupies the most junior position in a company’s capital structure.  Debt securities and preferred stocks have rights senior to a company’s common stock.  Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

•	Small and Medium Sized Companies Risk:

The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

•	Foreign Securities Risk:

The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

•	Emerging Markets Risk:

Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

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•	Quantitative Investment Approach Risk:

The Fund utilizes a combined approach of quantitative and qualitative analysis.  The Fund employs a number of quantitative filters in identifying a broad array of entrepreneurial companies, and then the Fund performs fundamental analysis in determining its final stock selection.  While the portfolio manager continuously reviews and refines, if necessary, his investment approach, there may be market conditions where the quantitative or qualitative investment approaches perform poorly.

•	Index Risk:

The performance of the Fund may diverge from that of the Global Entrepreneurs Index.

•	Valuation Risk:

The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance

Performance information for the EntrepreneurShares Global Fund™ will be provided once it has annual returns for a full calendar year.  Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  It may perform better or worse in the future.

Management

Investment Advisor

Weston Capital Advisors, LLC is the investment advisor to the EntrepreneurShares Global Fund™.

Investment Sub-advisor

EntrepreneurShares, LLC is the investment sub-advisor to the EntrepreneurShares Global Fund™.

Portfolio Manager

Dr. Joel M. Shulman has been the portfolio manager for the EntrepreneurShares Global Fund™ since its inception.  Dr. Shulman has been employed by the sub-advisor as a portfolio manager since March 2010.

Purchase and Sale of Fund Shares

To purchase shares of the EntrepreneurShares Global Fund™, you should contact your broker-dealer or other financial intermediary, or to purchase shares directly with the Fund, you should call 1-800-287-9469.  You may buy and redeem shares of the Fund each day the New York Stock Exchange is open.  The minimum initial investment in the Fund’s Retail Class is $5,000, $2,500 for Individual Retirement Accounts.  The minimum initial investment in the Fund’s Institutional Class shares is $100,000.  There is a $100 subsequent investment requirement.  A $50 minimum exists for each additional investment made through the Automatic Investment Plan.

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You may redeem (or purchase) Fund shares by sending the letter of instruction to the EntrepreneurShares Global Fund™, P.O. Box 701, Milwaukee, WI 53201-0701, or by telephone at 1-800-287-9469.  Investors who wish to redeem (or purchase) shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem shares of the Fund may be placed.

Dividends, Capital Gains, and Taxes

The distributions of the EntrepreneurShares Global Fund™ will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the EntrepreneurShares Global Fund™ through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES

The EntrepreneurShares Global Fund™ seeks investment results that correspond generally to the performance, before fees and expenses, of the Global Entrepreneurs Index (ESHARESG), by actively selecting the securities of the Index to be held by the Fund.  The Fund mainly invests in equity securities of global companies with market capitalizations that are above $150 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by the Fund’s portfolio manager.  Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts.

An index is a theoretical financial calculation while the Fund is an actual investment portfolio.  The performance of the Fund and the Global Entrepreneurs Index may vary due to transaction costs, non-U.S. currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index.

The Fund’s investment objective and the Index may be changed without shareholder approval.

Portfolio Manager Investment Philosophy

It is the view of the portfolio manager that organizations that emphasize entrepreneurial culture, organic growth, and shareholder-aligned compensation have the potential to outperform well established corporations over time.  Entrepreneurs tend to keep their organization costs lean, debt levels manageable, and expansion projects within reach.  Though they may have much less access to cheap debt or equity, they tend to more than compensate with methods for making their resources go further.  Consequently, entrepreneurs generally are less affected than nonentrepreneurs by macrocredit decisions that reduce borrowing capacity in the marketplace, and generally have the balance sheets to withstand difficult capital-market conditions and the management expertise, confidence, and savvy to navigate unexpected disruptions.

Entrepreneurs with vast financial resources are not always successful.  In order to grow, entrepreneurial teams need opportunities to match their resources with appropriate projects.  Entrepreneurs tend to seek out and deliver projects with high return on invested capital and engage in successful deal brokering.  They tend to leverage business relationships to full economic advantage and position their company at the center of industry growth.  Their wealth is created, in part, from a unique vision on how to extract value within competitive market environments.  Eventually the outstanding results of entrepreneurial businesses attract the attention of analysts and the media, and publicly traded stocks of successful entrepreneurial companies are bid higher.

The Fund’s Principal Investment Strategies

Normally, the Fund will invest at least 40% of its assets in equity securities of companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States (“foreign companies”), unless market conditions are not deemed favorable by the Fund’s portfolio manager, in which case the Fund may invest less than 40% of its assets in securities of foreign companies.  The Fund may invest in a broad range of securities in both developed and emerging markets.

The Global Entrepreneurs Index is designed to measure the performance of global publicly traded entrepreneurial companies.  The market capitalization of companies in the Index exceeds $150 million.  The Index is sponsored by the Fund’s investment advisor (which is controlled by the Fund’s portfolio manager) and its affiliates.

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The Fund’s investment strategy is unique, in part, due to the portfolio manager’s proprietary selection process of identifying companies that the manager believes possess entrepreneurial management characteristics.  The Fund utilizes quantitative models to narrow the broad universe of domestic and foreign companies in which it may invest down to a list of several hundred companies.  The Fund then uses fundamental analysis to identify from this list the entrepreneurial companies that it believes have the potential for long-term capital appreciation.  By way of example, in conducting the fundamental analysis, the Fund looks for companies with a good business, shareholder-oriented management and organic growth.  The portfolio manager will generally sell a portfolio security when the portfolio manager believes the security has achieved its value potential; changing fundamentals signal a deteriorating value potential; or other securities with entrepreneurial characteristics have better performance potential.

If a large percentage of the securities in the Global Entrepreneurs Index are within a particular industry or group over a given period of time, a large portion of the Fund’s assets could be concentrated in that industry for that period of time.

The EntrepreneurShares Global Fund™ is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation.

The Fund’s Non-Principal Investment Strategies

Ordinarily, the portfolio manager intends to keep the portfolio of the EntrepreneurShares Global Fund™ fully invested in entrepreneurial stocks; however, the Fund may, in response to adverse market, economic, political or other conditions, take temporary defensive positions.  In such circumstances the Fund may invest in money market instruments (such as U.S. Treasury Bills, commercial paper or repurchase agreements).  The Fund will not be able to achieve its investment objective of long-term capital appreciation to the extent that it invests in money market instruments since these securities do not appreciate in value.  When the Fund is not taking a temporary defensive position, it may hold some cash and money market instruments so that it can pay its expenses, satisfy redemption requests or take advantage of investment opportunities.  Under normal circumstances the Fund will not invest more than 20% of its assets in cash and money market instruments.

The EntrepreneurShares Global Fund™ may purchase shares of exchange-traded funds (“ETFs”).  ETFs are investment companies that are bought and sold on a securities exchange.  An ETF generally represents a portfolio of securities designed to track a particular market index.  Typically, the Fund would purchase ETF shares to increase its equity exposure to all or a portion of the stock market while maintaining flexibility to meet the liquidity needs of the Fund.  The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in a particular ETF could result in it being more volatile than the underlying portfolio of securities and trading at a discount to its net asset value (“NAV”).  ETFs also have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.  Generally, the Fund will purchase shares of ETFs having the characteristics of the types of common stocks in which the Fund typically invests. If greater liquidity is desired, then the Fund may purchase shares of ETFs designed to track the price performance and dividend yield of a broad market index.

The Fund may purchase stock index futures contracts to efficiently manage cash flows into and out of the Fund and to potentially reduce trading costs.  Participation in the futures markets involves additional investment risks, in particular, the loss from investing in futures contracts is potentially unlimited.  The skills needed to invest in futures contracts are different from those needed to invest in portfolio securities.  While the Fund plans to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time.  When investing in stock index futures contracts, the Fund will not be investing for long-term capital appreciation.

6

Although it seeks to invest for the long term, the Fund retains the right to sell securities irrespective of how long they have been held.  It is presently anticipated, though not assured, that the annual portfolio turnover rate of the Fund will not exceed 100%.  A portfolio turnover rate of 100% would occur, for example, if all of the Fund’s securities were replaced within one year.  A portfolio turnover rate of 100% or more would result in the Fund incurring more transaction costs such as mark-ups or mark-downs.  Payment of these transaction costs could reduce the Fund’s total return.  High portfolio turnover could also result in the payment by the Fund’s shareholders of increased taxes on realized gains.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Statement of Additional Information (“SAI”) for the EntrepreneurShares Global Fund™, which is incorporated by reference into this Prospectus, contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings.

MANAGEMENT OF THE FUND

Weston Capital Advisors, LLC is the investment advisor to the EntrepreneurShares Global Fund™. EntrepreneurShares, LLC is the investment sub-advisor to the EntrepreneurShares Global Fund™.  The address of the investment advisor and the investment sub-advisor is 396 Washington Street, Suite 385, Wellesley Hills, MA  02481.  The investment advisor had delegated the day-to-day management of the Fund’s portfolio to the investment sub-advisor.  The investment advisor and the investment sub-advisor are controlled by Dr. Shulman.

For the services of the investment advisor, the EntrepreneurShares Global Fund™ pays the investment advisor a monthly investment advisory fee at the annual rate of 1.25% of its average daily net assets.  The investments advisor pays the sub-advisory fee described below from its own assets, and the sub-advisory fee is not an additional expense of the Fund.  For its services to the Fund, the advisor pays the investment sub-advisor a fee as follows: 50% of the 1.25% investment advisory fee (0.625%) on the first $15 million of the Fund’s average daily net assets; 55% of the 1.25% investment advisory fee (0.6875%) on the next $85 million of the Fund’s average daily net assets; 73% of the 1.25% investment advisory fee (0.9125%) on the next $150 million of the Fund’s average daily net assets; 80% of the 1.25% investment advisory fee (1%) on the next $250 million of the Fund’s average daily net assets; and 85% of the 1.25% management fee (1.0625%) on the Fund’s average daily net assets in excess of $500 million.

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A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the investment advisor and the investment sub-advisor will be available in the annual report of the EntrepreneurShares Global Fund™.

Dr. Joel M. Shulman has been the portfolio manager for the EntrepreneurShares Global Fund™ since its inception.  As such, Dr. Shulman is primarily responsible for the day-to-day management of the portfolio of the Fund.  Dr. Shulman has been employed by the sub-advisor as a portfolio manager since March 2010.  Dr. Shulman is an Associate Professor and holds the Robert F. Weissman Term Chair of Entrepreneurship at Babson College (the number one ranked graduate and undergraduate program in entrepreneurship, according to BusinessWeek and U.S. News & World Report’s for the last 15 years).  He holds a Ph.D. in Finance and is a CFA charter holder. Dr Shulman also holds an MPA from the JFK School of Government at Harvard University.

The SAI for the Fund, which is incorporated by reference into this Prospectus, provides additional information about the compensation of Dr Shulman, other accounts managed and ownership of securities in the Fund.

12b-1 PLAN

The EntrepreneurShares Global Fund™ (Retail Shares) has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act.  This Plan allows the Fund to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors.  Because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Institutional Shares of the EntrepreneurShares Global Fund™ are not subject to any distribution (12b-1) fees.

THE FUND’S SHARE PRICE

The price at which investors purchase shares of the EntrepreneurShares Global Fund™ and at which shareholders redeem shares of the Fund is called the NAV.  The NAV is normally calculated as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the Exchange (the “Exchange”) is open for trading.  The Exchange is closed on national holidays, Good Friday and weekends.  The NAV is calculated based on the market prices of the securities held by the Fund (other than money market instruments, which are generally valued at amortized cost, as explained below).  If market quotations for the securities and other assets held by the Fund are not readily available, the Fund values such securities and assets at their fair value pursuant to procedures established by and under the supervision of the Board of Trustees.

Short-term investments held with a remaining maturity of 60 days or less are generally valued at amortized cost, as the Board of Trustees believes that this method of valuing short-term investments approximates market value.  Short-term investments with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost.  Other types of securities that the EntrepreneurShares Global Fund™ may hold for which fair value pricing might be required include, but are not limited to:  (a) illiquid securities, including “restricted” securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (“SEC”); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

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The EntrepreneurShares Global Fund™ will process purchase orders and redemption orders that it receives in good order prior to the close of regular trading on a day that the Exchange is open at the NAV determined later that day.  It will process purchase orders and redemption orders that it receives in good order after the close of regular trading on the Exchange at the NAV calculated on the next day the Exchange is open.

PURCHASING SHARES

How to Purchase Shares from the Global Entrepreneur Fund

1.	Read this Prospectus carefully.

2.	Determine how much you want to invest keeping in mind the following minimums:

a.	Initial Investments

●	Institutional Class Accounts	$ 100,000
●	Individual Retirement Accounts (other than Institutional Class)	$ 2,500
●	All other accounts	$ 5,000

b.	Additional Investments

●	Dividend reinvestment	No minimum
●	Automatic investment plan	$ 50
●	All other accounts	$ 100

3.
Complete the Purchase Application accompanying this Prospectus, carefully following the instructions.  For additional investments, complete the reorder form attached to your confirmation statements (the EntrepreneurShares Global Fund™ has additional Purchase Applications and reorder forms if you need them).  In compliance with the USA PATRIOT Act of 2001, please note that the Fund’s transfer agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program.  As requested on the Application, you should supply your full name, date of birth, social security number, and permanent street address.  The Fund might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the transfer agent verify your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  If the transfer agent does not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to place a transaction on the account.  The Fund also reserves the right to close the account within five business days if satisfactory documentation is not received.  If you have any questions, please call 1-800-287-9469.  All purchase orders received in good order by the Fund (or its designee) before the close of regular trading on the Exchange (generally 4:00 p.m. Eastern Time) will receive that day’s NAV, and all purchase orders received in good order by the Fund (or its designee) after the close of regular trading on the Exchange (generally 4:00 p.m. Eastern Time) will receive the next day’s NAV.

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4.
Make your check payable to “EntrepreneurShares Global Fund™.”  All checks must be drawn on U.S. banks.  The EntrepreneurShares Global Fund™ will not accept cash or third party checks, money orders, travelers checks, credit cards, credit card checks or other checks deemed to be high risk.  U.S. Bancorp Fund Services, LLC (USBFS), the transfer agent for the Fund, will charge a $25 fee against a shareholder’s account for any payment check returned for insufficient funds.  The shareholder will also be responsible for any losses suffered by the Fund as a result.  The Fund may redeem shares you own as reimbursement for any such losses.  The Fund reserves the right to reject, without prior notification, any purchase order for shares of the Fund.  Following any such rejection, the Fund will notify the investor of the rejected purchase order.

5.	Send the application and check to:

BY FIRST CLASS MAIL

EntrepreneurShares Global Fund™
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL

EntrepreneurShares Global Fund™
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI  53202-5207

Please do not send letters by overnight delivery service or registered mail to the Post Office Box address.

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6.
To purchase shares by wire, USBFS must have received a completed application and issued an account number.  If you wish to open an account by wire, please call 1-800-287-9469 prior to wiring funds.  You should wire funds to:

US Bank, N.A.
777 E. Wisconsin Ave.
ABA #075000022
For credit to US Bancorp Fund Services
Account # 112-952-137
For further credit to:
[Investor Account # _______]
[Name or Account Registration]
[Social Security or Taxpayer Identification Number]

Please remember that US Bank, N.A. must receive your wired funds prior to the close of regular trading on the Exchange for you to receive same day pricing.  The EntrepreneurShares Global Fund™ and US Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

Choosing a Share Class for the Fund

The EntrepreneurShares Global Fund™ offers two classes of shares, Retail Shares and Institutional Shares.  The two classes, which represent interests in the same portfolio of investments and have the same rights, differ primarily in the expenses to which they are subject and required investment minimums. Retail Shares are subject to distribution (12b-1) fees of up to 0.25% of the Fund’s average daily net assets allowable to Retail Shares, whereas Institutional Shares are not subject to any distribution fees.

Retail Shares are available for purchase by all types of investors.  Institutional Shares are available only to shareholders who invest directly in the EntrepreneurShares Global Fund™, or who invest through a broker-dealer, financial institution, or servicing agent that does not receive a service fee from the Fund or the Fund’s investment advisor or investment sub-advisor.  There is also a higher minimum initial investment requirement with respect to Institutional Shares.

Purchasing Shares from Broker-dealers, Financial Institutions and Others

Some broker-dealers may sell shares of the EntrepreneurShares Global Fund™.  These broker-dealers may charge investors a fee either at the time of purchase or redemption.  The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Fund’s investment advisor or investment sub-advisor.

The EntrepreneurShares Global Fund™ may enter into agreements with broker-dealers, financial institutions or other service providers (collectively, “Servicing Agents” and each a “Servicing Agent”) that may include the Fund as an investment alternative in the programs they offer or administer.  Depending on the Servicing Agent’s arrangements with the Fund, you may qualify to purchase Institutional Shares, which are subject to lower ongoing expenses.  Servicing Agents may:

•
Become shareholders of record of the Fund.  This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agents.  This also means that purchases made through Servicing Agents may not be subject to the minimum purchase requirements of the Fund.

11

•
Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund.  Please contact your Servicing Agent for information regarding cut-off times for trading the Fund.

•
Charge fees for to their customers for the services they provide them.  Also, the Fund and/or the Fund’s investment advisor or investment sub-advisor may pay fees to Servicing Agents to compensate them for the services they provide their customers.

•
Be allowed to purchase shares by telephone with payment to follow the next day.  If the telephone purchase is made prior to the close of regular trading on the Exchange, it will receive same day pricing.

•
Be authorized to accept purchase orders on behalf of the Fund (and designate other Servicing Agents to accept purchase orders on the Fund’s behalf).  If the Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Fund’s behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before the close of regular trading on the Exchange (generally 4:00 p.m. Eastern Time) will receive that day’s NAV, and all purchase orders received in good order by the Servicing Agent (or its designee) after the close of regular trading on the Exchange (generally 4:00 p.m. Eastern Time) will receive the next day’s NAV.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent because particular Servicing Agents may adopt policies or procedures that are separate from those described in this Prospectus.  Investors purchasing or redeeming through a servicing agent need to check with the Servicing Agent to determine whether the Servicing Agent has entered into an agreement with the EntrepreneurShares Global Fund™.  When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund.  If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

The EntrepreneurShares Global Fund™ and/or the Fund’s investment advisor or investment sub-advisor may pay fees to Servicing Agents to compensate them for the services they provide their customers, to reimburse them for the marketing expenses they incur, or to pay for the opportunity to have them distribute the Fund.  The amount of these payments is determined by the Fund and/or or the Fund’s investment advisor or investment sub-advisor and may differ among Servicing Agents.  Such payments may provide incentives for Servicing Agents to make shares of the Fund available to their customers, and may allow the Fund greater access to such Servicing Agents and their customers than would be the case if no payments were made.  You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Fund.

Other Information about Purchasing Shares of the Fund

The EntrepreneurShares Global Fund™ may reject any purchase application for any reason.  The Fund will not accept any initial purchase orders by telephone unless they are from a Servicing Agent which has an agreement with the Fund.

The EntrepreneurShares Global Fund™ will not issue certificates evidencing shares.  Instead, the Fund will send investors written confirmation for all purchases of shares.

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The EntrepreneurShares Global Fund™ offers an automatic investment plan allowing shareholders to make purchases, in amounts of $50 or more, on a regular basis.  To use this service, the shareholder must authorize the transfer of funds from their checking or savings account by completing the Automatic Investment Plan section of the Purchase Application and attaching either a voided check or pre-printed savings deposit slip.  The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House (ACH).  The transfer agent is unable to debit mutual fund or pass through accounts.  If your payment is rejected by your bank, the transfer agent will charge a $25 fee to your account.  Any request to change or terminate an Automatic Investment Plan should be submitted to the transfer agent five days prior to effective date.

The EntrepreneurShares Global Fund™ offers a telephone purchase option for subsequent purchases pursuant to which money will be moved from the shareholder’s bank account to the shareholder’s Fund account upon request.  Only bank accounts held at domestic financial institutions that are ACH members can be used for telephone transactions.  Fund shares are purchased at the net asset value determined as of the close of regular trading on the day U.S. Bancorp Fund Services, LLC receives the purchase order.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The minimum transaction amount for a telephone purchase is $100.

The EntrepreneurShares Global Fund™ offers the following retirement plans:

Traditional IRA
IRA
SEP IRA
Simple IRA

The EntrepreneurShares Global Fund™ recommends that investors consult with a competent financial and tax advisor regarding the IRAs before investing through them.  Investors can obtain further information about the automatic investment plan, the telephone purchase plan, and the IRAs by calling 1-800-287-9469.

Householding

To reduce expenses, the EntrepreneurShares Global Fund™ generally mails only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts and to shareholders that the Fund reasonably believes are from the same family and household.  This is referred to as “householding.”  If you wish to discontinue householding and would like to receive individual copies of these documents, please call us at 1-800-287-9469.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies thirty days after receiving requests.  This policy does not apply to account statements.

If you would like to purchase shares into a retirement account, please call 1 800 568 7633 for additional information.

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REDEEMING SHARES

How to Redeem (Sell) Shares by Mail

Prepare a letter of instruction containing:

•	account number(s)

•	the amount of money or number of shares being redeemed

•	the name(s) on the account

•	daytime phone number

•
additional information that the EntrepreneurShares Global Fund™ may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity.  Please contact USBFS in advance at 1-800-568-7633 if you have any questions.

Sign the letter of instruction exactly as the shares are registered.  Joint ownership accounts must be signed by all owners.

A signature guarantee will be required for the following situations:

•	When redemption proceeds are payable or sent to any person, address, or bank account not on record.

•	The redemption request is received within 30 days after an address change.

•	If the ownership is changed on your account.

•	When establishing or modifying certain services on an account.

In addition to the situation described above, the EntrepreneurShares Global Fund™ and/or the transfer agent reserve the right to require a signature guarantee in other instances, based on the circumstances related to the particular situation.  Signature guarantees will generally be accepted from domestic banks, broker-dealers, credit unions, national securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agent Medallion Program (STAMP).

A notarized signature is not an acceptable substitute for a Medallion Signature Guarantee.

Send the letter of instruction to:

FOR FIRST CLASS MAIL

EntrepreneurShares Global Fund™
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

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FOR OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL

EntrepreneurShares Global Fund™
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI  53202-5207

Please do not send letters of instruction by overnight delivery service or registered mail to the Post Office Box address.

How to Redeem (Sell) Shares by Telephone

Instruct U.S. Bancorp Fund Services, LLC that you want the option of redeeming shares by telephone. This can be done by completing the appropriate section on the Purchase Application. Shares held in IRAs cannot be redeemed by telephone. In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the transfer agent. The request must be signed by each shareholder of the account and may require a signature guarantee. Further documentation may be requested from corporations, executors, administrators, trustees, and guardians.

Assemble the same information that you would include in the letter of instruction for a written redemption request. Once a telephone transaction has been placed, it cannot be canceled or modified. If an account has more than one owner or authorized person, the EntrepreneurShares Global Fund™ will accept telephone instructions from any one owner or authorized person.

Call U.S. Bancorp Fund Services, LLC at 1-800-273-6886. Please do not call the EntrepreneurShares Global Fund™ or the Fund’s investment advisor or investment sub-advisor.

How to Redeem using a Systematic Withdrawal Plan

Instruct U.S. Bancorp Fund Services, LLC that you want to set up a Systematic Withdrawal Plan. This can be done by completing the appropriate section on the Purchase Application. You may choose to receive a minimum amount of $100 on any day of the month. Payments can be made by check to your address of record, or by electronic funds transfer through the ACH network directly to your predetermined bank account. Your EntrepreneurShares Global Fund™ account must have a minimum balance of $10,000 to participate in this Plan. This Plan may be terminated at any time by the EntrepreneurShares Global Fund™ and you may terminate the Plan by contacting U.S. Bancorp Fund Services, LLC in writing. Any notification of change or termination should be provided to the transfer agent in writing at least five days prior to effective date. The Systematic Withdrawal Plan is not available to holders of Institutional Shares of the EntrepreneurShares Global Fund™ .

A withdrawal under the Plan involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

How to Redeem (Sell) Shares through Servicing Agents

If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent.  Contact the Servicing Agent for instructions on how to do so.

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Redemption Price

The redemption price per share you receive for redemption requests is the next determined net asset value after:

•	U.S. Bancorp Fund Services, LLC receives your written request in the proper form with all required information.

•	U.S. Bancorp Fund Services, LLC receives your authorized telephone request with all required information.

•	A Servicing Agent (or its designee) that has been authorized to accept redemption requests on behalf of the EntrepreneurShares Global Fund™ receives your request in accordance with its procedures.

Payment of Redemption Proceeds

For those shareholders who redeem shares by mail, U.S. Bancorp Fund Services, LLC will mail a check in the amount of the redemption proceeds typically on the business day following the redemption, but no later than the seventh day after it receives the written request in proper form with all required information.

•
For those shareholders who redeem by telephone, U.S. Bancorp Fund Services, LLC will either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by either Electronic Funds Transfer or wire. An Electronic Funds Transfer generally takes 2 to 3 business days to reach the shareholder’s account whereas U.S. Bancorp Fund Services, LLC generally wires redemption proceeds on the business day following the calculation of the redemption price. However, the Funds may direct U.S. Bancorp Fund Services, LLC to pay the proceeds of a telephone redemption on a date no later than the seventh day after the redemption request.

•	Those shareholders who redeem shares through Servicing Agents will receive their redemption proceeds in accordance with the procedures established by the Servicing Agent.

•
The EntrepreneurShares Global Fund™ imposes a redemption fee equal to 2% of the dollar value of the shares redeemed within 5 business days of the date of purchase.  The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or through the automatic investment plan, shares held in retirement plans (if the plans request a waiver of the fee), or shares redeemed through designated systematic withdrawal plans.

Other Redemption Considerations

When redeeming shares of the EntrepreneurShares Global Fund™, shareholders should consider the following:

•	The redemption may result in a taxable gain.

16

•
Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes. If not, these redemptions will be subject to federal income tax withholding.

•
The EntrepreneurShares Global Fund™ may delay the payment of redemption proceeds for up to seven days in all cases. In addition, the Fund can suspend redemptions and/or postpone payments or redemption proceeds beyond seven days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.

•	If you purchased shares by check, the Fund may delay the payment of redemption proceeds until it is reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).

•
U.S. Bancorp Fund Services, LLC will send the proceeds of a redemption to an address or account other than that shown on its records only if the shareholder has sent in a written request with signatures guaranteed.

•	U.S. Bancorp Fund Services, LLC will not accept telephone redemption requests made within 30 days after an address change.

•
The Fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. The Fund and U.S. Bancorp Fund Services, LLC may modify or terminate their procedures for telephone redemptions at any time. Neither the Fund nor U.S. Bancorp Fund Services, LLC will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If a shareholder cannot contact U.S. Bancorp Fund Services, LLC by telephone, he or she should make a redemption request in writing in the manner described earlier.

•
U.S. Bancorp Fund Services, LLC currently charges a fee of $15 when transferring redemption proceeds to your designated bank account by wire but does not charge a fee when transferring redemption proceeds by Electronic Funds Transfer.

•
If your account balance falls below $5,000 with respect to Retail Shares, or falls below $100,000 with respect to Institutional Shares, for any reason, you will be given 60 days to make additional investments so that your account balance is $5,000 or more, or $100,000 or more, as applicable. If you do not, the Fund may close your account and mail the redemption proceeds to you, or, with respect to Institutional Shares, the Fund may convert your Institutional Shares to Retail Shares. Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Institutional Shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Shares.

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Frequent Purchases and Redemptions of Shares of the Funds

Frequent purchases and redemptions of the EntrepreneurShares Global Fund™ shares by a shareholder may harm other shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Trustees discourages frequent purchases and redemptions of shares the Fund by:

1.
Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of Fund shares;

2.	Imposing a 2% redemption fee on redemptions that occur within 5 business days of the share purchase.

The redemption fee does not apply to retirement plans (if the plans request and receive a waiver of the fee), but otherwise applies to all investors in the EntrepreneurShares Global Fund™, including those who invest through omnibus accounts at intermediaries such as broker-dealers. The Fund relies on intermediaries to determine when a redemption occurs within 5 business days of purchase.  Shareholders purchasing shares through an intermediary should contact the intermediary or refer to their account agreement or plan document for information about how the redemption fee for transactions in the intermediary’s omnibus accounts works and any differences between the Fund redemption fee procedures and the intermediary’s redemption fee procedures. The right to reject an order applies to any order, including an order placed from an omnibus account or a retirement plan. Although the Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur. The Fund may, in its sole discretion, waive the redemption fee in the case of death, disability, hardship, or other limited circumstances that do not indicate market timing strategies.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The EntrepreneurShares Global Fund™ distributes substantially all of its net investment income and substantially all of its capital gains annually.  You have two distribution options:

•	Automatic Reinvestment Option – Both dividend and capital gain distributions will be reinvested in additional shares of the Fund.

•	All Cash Option – Both dividend and capital gain distributions will be paid in cash.

If you elect to receive your distribution in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the EntrepreneurShares Global Fund™ reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current net asset value and to reinvest subsequent distributions.

You may make your distribution election on the Purchase Application. You may change your election by writing to U.S. Bancorp Fund Services, LLC or by calling 1-800-273-6886.

The distributions of the EntrepreneurShares Global Fund™, whether received in cash or additional shares, may be subject to federal and state income tax. These distributions may be taxed as ordinary income (although a portion of the Fund’s dividends may be taxable to investors at the lower rate applicable to dividend income) and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains). The Fund expects that its distributions will consist primarily of short-term and long-term capital gains as well as dividend income.

18

PERFORMANCE OF GLOBAL ENTREPRENEURS INDEX

The Global Entrepreneurs Index (ESHARESG) is designed to measure the performance of global publicly traded entrepreneurial companies.  The market capitalization of companies in the Index exceeds $150 million.  The Index is sponsored by the Fund’s investment advisor (which is controlled by the Fund’s portfolio manager) and its affiliates.  The methodology for constituting the index was created by the Fund’s portfolio manager, Dr. Shulman, in 2005. Set forth below is the five-year performance (since inception) of the Index and certain broad equity indices over the same period:

Global Entrepreneurs Index (EsharesG) Performance

Calendar Year Returns*

Index	Year to Date (June 30, 2010)	2009	2008	2007	2006	2005
EsharesG[1]	-3.71%	87.58%	-43.68%	21.09%	29.26%	18.93%
MSCI The World Index – Gross[2]	-9.56%	30.79%	-40.33%	9.57%	20.65%	10.02%
Russell 2000 Index[3]	-2.54%	25.21%	-34.80%	-2.75%	17.00%	3.32%
Russell 3000 Index[4]	-6.92%	25.46%	-38.70%	3.29%	13.66%	4.28%
S&P 500 Price Index[5]	-7.57%	23.45%	-38.49%	3.53%	13.62%	3.00%

Trailing Periods – Rate of Return*
(January 2005 – January 2010)

Index	Last 1 Year	Last 2 Years	Last 3 Years	Last 5 Years
EsharesG[1]	25.28%	8.23%	2.30%	13.19%
MSCI The World Index – Gross[2]	10.77%	-11.32%	-10.94%	0.61%
Russell 2000 Index[3]	19.91%	-5.99%	-9.92%	-0.96%
Russell 3000 Index[4]	13.50%	-9.85%	-11.37%	-2.43%
S&P 500 Index[5]	12.12%	-10.26%	-11.82%	-2.85%

1
EsharesG  -  This custom index comprises United States (and Canada), international and emerging market publicly traded companies with “entrepreneurial” characteristics.  The market capitalization of companies in this index exceeds $150 million.

2
MSCI The World Index (Gross) - The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.  MSCI is the owner of the trademarks, service marks, and copyrights of the MSCI World Index – Gross Index.

3
Russell 2000 Index – This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.  Russell Investments is the owner of the trademarks, service marks, and copyrights of the Russell 3000 and the Russell 2000 indices.

4
Russell 3000 Index – This index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.  Russell Investments is the owner of the trademarks, service marks, and copyrights of the Russell 3000 and the Russell 2000 indices.

5
S&P 500 Index – This index is widely regarded as the standard for measuring large-cap U.S. stock market performance, this popular index includes a representative sample of leading companies in leading industries.  Standard and Poors is the owner of the trademarks, service marks, and copyrights of the S&P 500 Index.

*	The performance information depicted above has been sourced from the PerTrac Suite of Investment Management Solutions.

Past  performance  does not guarantee  future  results.  The Index return does not represent the  performance of the Fund.  The Index does not charge any fees,  including  management fees or brokerage expenses,  and no such fees or expenses were  deducted from the  performance  shown.  Investors  cannot invest directly in the Index.  In addition, the result actual investors in the Fund might have achieved  would have  differed from these shown because of, among other things, differences in the timing, amounts of their investments and fees and expenses associated with an investment in the Fund.

19

ADDITIONAL INFORMATION ABOUT GLOBAL ENTREPRENEURS INDEX

The Global Entrepreneurs Index (ESHARESG) is designed to measure the performance of global publicly traded entrepreneurial companies.  The market capitalization of companies in the Index exceeds $150 million.  The Index is sponsored by the Fund’s investment advisor (which is controlled by the Fund’s portfolio manager) and its affiliates and is owned by the Fund’s portfolio manager, Dr. Shulman.  The methodology for constituting the index was created by the Fund’s portfolio manager.

The portfolio manager searches for attributes that are markers of entrepreneurial behavior that can be monitored.  For example, an organization with an “entrepreneurial culture” is presumed to have a more efficient workforce that would outperform nonentrepreneurial companies.  If this were the case, then the portfolio manager expects entrepreneurial companies to have lower SGA (selling, general, and administrative) expenses, higher gross margins, and higher ROA (return on assets).  Company SGA, ROA, net profit, and other margin-related factors are monitored and compared to industry benchmarks.

The portfolio manager evaluates “entrepreneurial vision”.  He presumes that company managers with better entrepreneurial vision will select more efficient and economically effective growth vehicles, without taking on undue risk.  This trait might be represented by superior growth characteristics compared to other nonentrepreneurial peer companies in the same industry.  These characteristics include:  (i)  more organic growth; (ii) more strategic alliances/partnerships/licensing deals; (iii) lower debt levels; (iv) lower or no dividends; and (v) higher sales turnover (sales divided by total assets).

Finally, the portfolio manager identifies companies with a “charismatic leader” on the belief that a charismatic leader has the ability to lead a company to a more prosperous future.  To that end, many of the benefits of a charismatic leader are already captured in the financial criteria previously delineated.  Moreover, it is the portfolio manager’s belief that charismatic leaders are more likely to have greater longevity and retain key managers and staff longer than unpopular, ineffective leaders.  Many of the variables are interrelated.  For example, if entrepreneurs have lower SGA expenses, then it is likely that ROA will also be higher.  Similarly, if entrepreneurs have more strategic partnerships, alliances, and licensing deals, they will generate a higher ROIC (return on invested capital) due to the leveraging of intellectual property.

There may be a number of factors that distinguish entrepreneurial companies from nonentrepreneurial companies.  Based on numerous attributes that in the portfolio manager’s view distinguish entrepreneurs, these attributes include:

1)	organic growth opportunities
2)	above-average ownership stakes among key stakeholders
3)	low SGA expense
4)	above-average ROIC
5)	sustainable growth
6)	manageable debt
7)	active strategic alliances/partnerships/licensing deals
8)	shareholder-aligned executive compensation packages
9)	low executive turnover
10)	transparent corporate governance
11)	long duration of key managers
12)	low or no dividends
13)	family involvement
14)	high EBITDA (earnings before interest, taxes, depreciation, and amortization) margin percentage
15)	other significant stakeholder relationships (such as key board members, etc.)

20

The Global Entrepreneurs Index was created and is maintained based on the above and other factors.  Index maintenance occurs throughout the year and includes monitoring and implementing the adjustments for company additions and deletions, stock splits, corporate restructurings and other corporate actions.  Corporate actions are generally implemented after the close of trading on the day prior to the ex-date of such corporate actions.

The portfolio manager reserves the right, at any time and without notice, to alter, amend, terminate, or in any way change the Global Entrepreneurs Index.  The portfolio manager has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing, or calculating the Index.

The Global Entrepreneurs Index is calculated and disseminated throughout each day the NYSE is open for trading.  In order to minimize any potential for conflicts caused by the fact that the Fund’s investment advisor and its affiliates act as Index provider and investment advisor to the Fund, the Fund has retained an unaffiliated third party to calculate the Index, Standard & Poor's Financial Services LLC (“S&P”).  S&P calculates, maintains and disseminates the Index on a daily basis.

The EntrepreneurShares Global FundTM is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.  Neither S&P, its affiliates nor their third party licensors make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund or the Global Entrepreneurs Index (the “Index) to track general stock market performance.  S&P’s and its third party licensor’s only relationship to EntrepreneurShares, LLC is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Index.  Neither S&P, its affiliates nor their third party licensors is responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN.  S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.
21

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC.  “Calculated by S&P Custom Indices” and its related stylized mark are service marks of Standard & Poor’s Financial Services LLC and have been licensed for use by EntrepreneurShares, LLC.

“EntrepreneurShares.  Invest in Visionary Leadership” is a pending trademark/service mark of Dr. Joel Mark Shulman and has been licensed for use by EntrepreneurShares, LLC.

FINANCIAL HIGHLIGHTS

As a newly organized fund, EntrepreneurShares Global Fund™ has no operating history.

22

Weston Capital Advisors, LLC and EntrepreneurShares Global Fund™

Notice of Privacy Policy & Practice

Weston Capital Advisors and EntrepreneurShares Global Fund™ recognize and respect the privacy expectations of their customers. We are providing this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties not affiliated with Weston Capital Advisors and EntrepreneurShares Global Fund.

We collect non-public personal information about our customers from the following sources:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•	Account History, including information about the transactions and balances in a customer’s accounts; and

•
Correspondence, written, telephonic, or electronic between a customer and Weston Capital Advisors and/or EntrepreneurShares Global Fund™ or service providers to Weston Capital Advisors and EntrepreneurShares Global Fund™.

We may disclose all of the information described above to certain third parties who are not affiliated with Weston Capital Advisors and EntrepreneurShares Global Fund™ to process or service a transaction at your request or as permitted by law — for example, sharing information with companies who maintain or service customer accounts is permitted and is essential for us to provide you with necessary or useful services with respect to your accounts.

We maintain, and require service providers to Weston Capital Advisors and EntrepreneurShares Global Fund™ to maintain, policies designed to ensure only appropriate access to, and use of, information about our customers and to maintain physical, electronic, and procedural safeguards that comply with federal standards to guard non-public personal information of our customers. When information about Weston Capital Advisors and EntrepreneurShares Global Fund™ customers is disclosed to non-affiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We permit only authorized individuals who are trained in the proper handling of individual investor information, and who need to access this information to perform their duties, to have access to your personal information. In addition, all of our employees are subject to our internal policies, which are reinforced in our Employee Manual and we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information from unauthorized use.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of Weston Capital Advisors and EntrepreneurShares Global Fund™.

Not Part of the Prospectus

23

To learn more about the EntrepreneurShares Global Fund™, you may want to read the Fund’s Statement of Additional Information (SAI), which contains additional information about the Fund.  The Fund has incorporated by reference the SAI into the Prospectus.  This means that you should consider the contents of the SAI to be part of the Prospectus.

You also may learn more about the investments of the EntrepreneurShares Global Fund™ by reading the Fund’s annual and semi-annual reports to shareholders, when available.  The annual report will include a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal year.

The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling U.S. Bancorp Fund Services, LLC at 1-800-273-6886. The Fund also makes available the SAI and the annual and semi-annual reports, free of charge, on its Internet website (http://www.ershares.com).

Prospective investors and shareholders who have questions about the EntrepreneurShares Global Fund™ may also call the following number or write to the following address:

EntrepreneurShares™ Funds
P.O. Box 1181
Milwaukee, WI  53201-1181
Telephone:  1-800-568-7633

The general public can review and copy information about the EntrepreneurShares Global Fund™ (including the SAI) at the SEC’s Public Reference Room in Washington, D.C.  (Please call (202) 551-8090 for information on the operations of the Public Reference Room.)  Reports and other information about the Fund are also available at the SEC’s website at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102

Please refer to the Investment Company Act File No. _______ of the EntrepreneurShares™ Series Trust when seeking information about the EntrepreneurShares Global Fund™ from the SEC.

24

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED.   WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

STATEMENT OF ADDITIONAL INFORMATION
Dated ________ ____, 2010

ENTREPRENEURSHARES GLOBAL FUND™
a series of
ENTREPRENEURSHARES™ SERIES TRUST

Trading Symbol Retail Class: ______
Trading Symbol Institutional Class: ______

396 Washington Street, Suite 385
Wellesley Hills, MA 02481
Toll Free: 1-800-287-9469

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated ______ ____, 2010 of EntrepreneurShares Global Fund™ (the “Fund”), a series of EntrepreneurShares™ Series Trust (the “Trust”).  A copy of the Prospectus may be obtained without charge from the Trust at the address and telephone number set forth above.

EntrepreneurShares™ and EntrepreneurShares Global Fund™ are trademarks of Dr. Joel Mark Shulman, the portfolio manager of the Fund.

TABLE OF CONTENTS

FUND HISTORY AND CLASSIFICATION	1

INVESTMENT RESTRICTIONS	1

INVESTMENT OBJECTIVE	3

INVESTMENT STRATEGIES AND RISKS	3
Principal Strategies and Risks of the Fund	3
Non-Principal Strategies and Risks of the Fund	4

PORTFOLIO TURNOVER	12

DISCLOSURE OF PORTFOLIO HOLDINGS	12

MANAGEMENT	14
Management Information	14
Audit Committee	16
Compensation	16
Proxy Voting Policy	17
Code of Ethics	17
Dollar Range of Trustee Share Ownership	18

CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS	18

THE ADVISER, SUB-ADVISER AND THE ADMINISTRATOR	18
The Adviser and Sub-Adviser	18
The Administrator, Fund Accountant and Transfer Agent	20
Custodian	21
Distributor	21

PORTFOLIO MANAGERS	21

PORTFOLIO TRANSACTIONS AND BROKERAGE	22
Generally	22
Brokerage Commissions	23

NET ASSET VALUE	23

TAXES	24
General	24
Back-up Withholding	25

GENERAL INFORMATION	25
Shareholder Meetings and Election of Trustees	25
Shares of Beneficial Interest	25
Additional Series	25

i

GLOBAL ENTREPRENEURS INDEX	26

DESCRIPTION OF SECURITIES RATINGS	28

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	29

FINANCIAL STATEMENTS	29

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus dated ______ ____, 2010, and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust or the Fund.

This SAI does not constitute an offer to sell securities.

ii

FUND HISTORY AND CLASSIFICATION

The EntrepreneurShares™ Series Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently has one portfolio, the EntrepreneurShares Global Fund™.  The Fund is a diversified fund.  The Trust was organized as a Delaware statutory trust on July 1, 2010.

INVESTMENT RESTRICTIONS

The Trust has adopted the following restrictions applicable to the Fund as fundamental policies, which may not be changed without the approval of the holders of a “majority,” as defined in the 1940 Act, of the shares of the Fund.  Under the 1940 Act, approval of the holders of a “majority” of the Fund’s outstanding voting securities means the favorable vote of the holders of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of its outstanding shares are represented or (ii) more than 50% of its outstanding shares.  If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of that restriction other than with respect to the Fund’s borrowing of money.

The Fund may not:

1.           Purchase the securities of any issuer if such purchase would cause more than 5% of the value of the Fund’s total assets to be invested in securities of any one issuer (except securities of the United States government or any agency or instrumentality thereof), or more than 10% of the outstanding voting securities of any one issuer (except that up to 25% of the value of the Fund’s total assets may be invested without regard to these limitations.)

2.           Borrow money to an extent or in a manner not permitted under the 1940 Act. (As of the date of this SAI, the 1940 Act permits the Fund to borrow money from banks provided that it maintains continuous asset coverage of at least 300% of all amounts borrowed. For purposes of this investment restriction, the entry into reverse repurchase agreements shall constitute borrowing, but the entry into options, forward contracts, futures contracts, swap contracts, including those related to indices, covered dollar rolls, and various options on swaps and futures contracts shall not constitute borrowing.)

3.           Invest in real estate (although the Fund may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities, commodities contracts or interests in oil, gas and/or mineral exploration or development programs, except that the Fund may invest in financial futures contracts, options thereon, and other similar instruments.

4.           Act as an underwriter or distributor of securities other than shares of the Fund, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in the disposition of restricted securities.

5.           Invest in companies for the primary purpose of acquiring control or management thereof.

6.           Purchase securities on margin.  However, the Fund may obtain such short term credits as may be necessary for the clearance of transactions and may make margin payments in connection with transactions in futures and options, and the Fund may borrow money to the extent and in the manner permitted by the 1940 Act, as provided in Investment Restriction No. 2.

7.           Sell securities short and write put and call options to an extent not permitted by the 1940 Act.

8.           Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except to secure its borrowings.

9.           Concentrate 25% or more of the value of its total assets (taken at market value at the time of each investment) in securities of non-governmental issuers whose principal business activities are in the same industry.  Notwithstanding the foregoing, if a large percentage of the securities in the Global Entrepreneurs Index are within one industry over a given period of time, a large portion of the Fund’s assets could be concentrated in that industry for that period of time.

10.           Make loans, except that this restriction shall not prohibit the purchase and holding of a portion of an issue of publicly distributed debt securities and securities of a type normally acquired by institutional investors and that the Fund may lend its portfolio securities.

11.           Issue senior securities to an extent not permitted under the 1940 Act.  (For purposes of this investment restriction, entry into the following transactions shall not constitute senior securities to the extent the Fund covers the transaction or maintains sufficient liquid assets in accordance with applicable requirements: when-issued securities transactions, forward roll transactions, short sales, forward commitments, futures contracts and reverse repurchase agreements.  In addition, hedging transactions in which the Fund may engage and similar investment strategies are not treated as senior securities for purposes of this investment restriction.)

The Fund has adopted certain other investment restrictions which are not fundamental policies and which may be changed by the Fund’s Board of Trustees (the “Board”) without shareholder approval.  If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of that restriction other than with respect to the Fund’s investments in illiquid securities.  Any changes in these non-fundamental investment restrictions made by the Board will be communicated to shareholders prior to their implementation.  The non-fundamental investment restrictions are as follows:

1.           The Fund will not invest more than 15% of the value of its net assets in illiquid securities.

2.           The Fund will not purchase the securities of other investment companies except:  (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund; (b) securities of registered open-end investment companies; or (c) securities of registered closed-end investment companies on the open market where no commission results, other than the usual and customary broker’s commission.  No purchases described in (b) and (c) will be made if as a result of such purchases (i) the Fund and its affiliated persons would hold more than 3% of any class of securities, including voting securities, of any registered investment company; (ii) more than 5% of the Fund’s net assets would be invested in shares of any one registered investment company; and (iii) more than 10% of the Fund’s net assets would be invested in shares of registered investment companies. The Fund may invest in shares of money market funds in excess of the foregoing limitations, subject to the conditions of Rule 12d1-1 under the 1940 Act.

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board without shareholder approval.  If the Board determines to change the investment objective for the Fund, the Fund will provide 60 days prior written notice to the shareholders before implementing the change of investment objective.

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation.  The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Global Entrepreneurs Index (ESHARESG), by actively selecting the securities of the Index to be held by the Fund.  The Fund mainly invests in equity securities of global companies with market capitalizations that are above $150 million at the time of initial purchase and possess entrepreneurial characteristics (“entrepreneurial companies”), as determined by the Fund’s portfolio manager.  Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts.

Normally, the Fund will invest at least 40% of its assets in equity securities of companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States (“foreign companies”), unless market conditions are not deemed favorable by the Fund’s portfolio manager, in which case the Fund may invest less than 40% of its assets in securities of foreign companies.  The Fund may invest in a broad range of securities in both developed and emerging markets.

The Global Entrepreneurs Index is designed to measure the performance of global publicly traded entrepreneurial companies.  The market capitalization of companies in the Index exceeds $150 million.  The Index is sponsored by the Fund’s investment advisor (which is controlled by the Fund’s portfolio manager) and its affiliates.

INVESTMENT STRATEGIES AND RISKS

Principal Strategies and Risks of the Fund

Because the Fund intends to invest mainly in equity securities of entrepreneurial companies, an investment in the Fund may be subject to greater risks than those of funds that invest primarily in large capitalization companies domiciled in the United States. Investments in global entrepreneurial companies may be speculative and volatile.

The Fund’s investment strategy is unique, in part, due to the portfolio manager’s proprietary selection process of identifying companies that the manager believes possess entrepreneurial management characteristics.  The Fund utilizes quantitative models to narrow the broad universe of domestic and foreign companies in which it may invest down to a list of several hundred companies.  The Fund then uses fundamental analysis to identify from this list the entrepreneurial companies that it believes have the potential for long-term capital appreciation.  By way of example, in conducting the fundamental analysis, the Fund looks for companies with a good business, shareholder-oriented management and organic growth.  The portfolio manager will generally sell a portfolio security when the portfolio manager believes the security has achieved its value potential; changing fundamentals signal a deteriorating value potential; or other securities with entrepreneurial characteristics have better performance potential.

If a large percentage of the securities in the Global Entrepreneurs Index are within a particular industry or group over a given period of time, a large portion of the Fund’s assets could be concentrated in that industry for that period of time.

Investing in securities of entrepreneurial companies located in emerging market countries generally is considered riskier than investing in securities of companies located in developed countries. Emerging market countries may have unstable governments and/or economies that are subject to economic volatility. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal infrastructure, business and social framework to support securities markets. Other risks related to emerging market and international securities include delays in transaction settlement, minimal publicly available information about issuers, different reporting, accounting and auditing standards, expropriation or nationalization of the issuer or its assets, and imposition of currency exchange controls.

In some instances, equity securities of entrepreneurial companies maybe thinly traded and often will be closely held with only a small proportion of the outstanding securities held by the general public.  In view of such factors, the Fund may assume positions in securities with volatile share prices.  Therefore, the current net asset value (“NAV”) of the Fund may fluctuate significantly.  Accordingly, the Fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a fund.

Non-Principal Strategies and Risks of the Fund

Derivatives

The Fund may invest in various derivatives.  A derivative is a financial instrument which has a value that is based on--or “derived from”--the values of other assets, reference rates, or indexes.  The Fund may invest in derivatives for hedging purposes.  The Fund will not invest more than 15% of the value of its total assets in derivative securities.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates and related indexes.  Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap agreements, and other financial instruments.  Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (“OTC”) market.  The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are used by some investors for speculative purposes.  Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments.  The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract.  Additionally, the use of credit derivatives can result in losses if the Fund’s investment advisor, Weston Capital Advisors LLC, (the “Advisor”) and/or sub-advisor, EntrepreneurShares, LLC (the “Sub-Advisor”) does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell.  If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments.  Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself.  Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.  While certain derivative transactions may be considered to constitute borrowing transactions, such derivative transactions will not be considered to constitute the issuance of a “senior security”, and therefore such transactions will not be subject to the 300% continuous asset coverage requirement otherwise applicable to borrowings, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with applicable requirements.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest.  The Fund bears the risk that the Advisor or Sub-Advisor will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Fund.  If the Fund attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment.  This could cause substantial losses for the Fund.  While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments.  Many derivatives, in particular OTC derivatives, are complex and often valued subjectively.  Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund.

Options on Securities

An option is a legal contract that gives the buyer (who then becomes the holder) the right to buy, in the case of a call, or sell, in the case of a put, a specified amount of the underlying security at the option price at any time before the option expires.  The buyer of a call obtains, in exchange for a premium that is paid to the seller, or “writer,” of the call, the right to purchase the underlying security. The buyer of a put obtains the right to sell the underlying security to the writer of the put, likewise in exchange for a premium.  Options have standardized terms, including the exercise price and expiration time; listed options are traded on national securities exchanges that provide a secondary market in which holders or writers can close out their positions by offsetting sales and purchases.  The premium paid to a writer is not a down payment; it is a nonrefundable payment from a buyer to a seller for the rights conveyed by the option.  A premium has two components:  the intrinsic value and the time value.  The intrinsic value represents the difference between the current price of the securities and the exercise price at which the securities will be sold pursuant to the terms of the option.  The time value is the sum of money investors are willing to pay for the option in the hope that, at some time before expiration, it will increase in value because of a change in the price of the underlying security.

One risk of any put or call that is held is that the put or call is a wasting asset.  If it is not sold or exercised prior to its expiration, it becomes worthless. The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid.  In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out.  Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well. In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

Call Options on Securities.  When the Fund writes a call, it receives a premium and agrees to sell the related investments to the purchaser of the call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the call period.  If the call is exercised, the Fund forgoes any gain from an increase in the market price over the exercise price.

To terminate its obligation on a call which it has written, the Fund may purchase a call in a “closing purchase transaction.”  A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the price of the call purchased.  A profit may also be realized if the call lapses unexercised, because the Fund retains the premium received.  All call options written by the Fund must be “covered.”  For a call to be “covered”: (a) the Fund must own the underlying security or have an absolute and immediate right to acquire that security without payment of additional cash consideration; (b) the Fund must maintain cash or liquid securities adequate to purchase the security; or (c) any combination of (a) or (b).

When the Fund buys a call, it pays a premium and has the right to buy the related investments from the seller of the call during the call period at a fixed exercise price.  The Fund benefits only if the market price of the related investment is above the call price plus the premium paid during the call period and the call is either exercised or sold at a profit.  If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date, and the Fund will lose its premium payment and the right to purchase the related investment.

Put Options on Securities.  When the Fund buys a put, it pays a premium and has the right to sell the related investment to the seller of the put during the put period (usually not more than nine months) at a fixed exercise price.  Buying a protective put permits the Fund to protect itself during the put period against a decline in the value of the related investment below the exercise price by having the right to sell the investment through the exercise of the put.

When the Fund writes a put option, it receives a premium and has the same obligations to a purchaser of such a put as are indicated above as its rights when it purchases such a put.  A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the put purchased in a closing purchase transaction. A profit may also be realized if the put lapses unexercised, because the Fund retains the premium received.  All put options written by the Fund must be “covered.”  For a put to be “covered”, the Fund must maintain cash or liquid securities equal to the option price.

Futures Contracts and Options Thereon

A futures contract is a commitment to buy or sell a specific product at a currently determined market price, for delivery at a predetermined future date.  The futures contract is uniform as to quantity, quality and delivery time for a specified underlying product.  The commitment is executed in a designated contract market – a futures exchange – that maintains facilities for continuous trading.  The buyer and seller of the futures contract are both required to make a deposit of cash or U.S. Treasury Bills with their brokers equal to a varying specified percentage of the contract amount; the deposit is known as initial margin.  Since ownership of the underlying product is not being transferred, the margin deposit is not a down payment; it is a security deposit to protect against nonperformance of the contract.  No credit is being extended, and no interest expense accrues on the non margined value of the contract.  The contract is marked to market every day, and the profits and losses resulting from the daily change are reflected in the accounts of the buyer and seller of the contract.  A profit in excess of the initial deposit can be withdrawn, but a loss may require an additional payment, known as variation margin, if the loss causes the equity in the account to fall below an established maintenance level.  The Fund will maintain cash or liquid securities sufficient to cover its obligations under each futures contract into which it enters.

The Fund may purchase and write (sell) stock index futures contracts as a substitute for a comparable market position in the underlying securities, and may purchase put and call options and write call options on stock index futures contracts.  A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.

When the Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period.  By writing a call option on a futures contract, the Fund receives a premium in return for granting to the purchaser of the option the right to buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

Some futures and options strategies tend to hedge the Fund’s positions against price fluctuations, while other strategies tend to increase market exposure.  The extent of the Fund’s loss from an unhedged short position in futures contracts or call options on futures contracts is potentially unlimited.  The Fund may engage in related closing transactions with respect to options on futures contracts.  The Fund will purchase or write options only on futures contracts that are traded on a United States exchange or board of trade.

The Trust has claimed an exclusion from the definition of the term “commodity pool operator” under Section 4.5 of the regulations under the Commodity Exchange Act promulgated by the Commodity Futures Trading Commission.  Thus, the Trust is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

When the Fund purchases or sells a futures contract, the Fund “covers” its position.  To cover its position, the Fund may maintain with its custodian bank (and mark-to-market on a daily basis) cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise cover its position.  If the Fund continues to engage in the described securities trading practices and so maintain cash or liquid securities, the maintained cash or liquid securities will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities.  Additionally, such maintained cash or liquid securities will assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (namely, an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract.  The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.  The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written call, the Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract.  The Fund may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option.

Although the Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time.  Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day.  Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day.  Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.  If trading is not possible, or the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.  The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

Limitations on Options and Futures

Transactions in options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers.  Thus, the number of options which the Fund may write or hold may be affected by options written or held by other investment advisory clients of the Advisor and its affiliates.  Position limits also apply to futures contracts. An exchange may order the liquidations of positions found to be in excess of these limits, and it may impose certain sanctions.

Special Risks of Hedging Strategies

Participation in the options or futures markets involves investment risks and transactions costs to which the Fund would not be subject absent the use of these strategies.  In particular, the loss from investing in futures contracts is potentially unlimited.  If the Advisor’s or Sub-Advisor’s prediction of movements in the securities and interest rate markets is inaccurate, the Fund could be in a worse position than if such strategies were not used.  Risks inherent in the use of options, futures contracts and options on futures contracts include:  (1) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (2) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (3) the possible absence of a liquid secondary market for any particular instrument at any time.

Foreign Securities

The Fund may invest in securities of foreign issuers.  The Fund may also hold securities of U.S. and foreign issuers in the form of American Depository Receipts (“ADRs”) or American Depository Shares (“ADSs”), and they may each invest in securities of foreign issuers traded directly in the U.S. securities markets.  Investments in foreign securities involve special risks and considerations that are not present when the Fund invests in domestic securities.

The value of the Fund’s foreign investments may be significantly affected by changes in currency exchange rates, and the Fund may incur certain costs in converting securities denominated in foreign currencies to U.S. dollars.  In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States.  Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards.  Dividends and interest on foreign securities may be subject to foreign withholding taxes which would reduce the Fund’s income without providing a tax credit for the Fund’s shareholders.  Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Advisor considers as having stable and friendly governments, there is a possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations.

Illiquid Securities

The Fund may invest up to 15% of its net assets in securities for which there is no readily available market (“illiquid securities”).  The 15% limitation includes certain securities whose disposition would be subject to legal restrictions (“restricted securities”).  However certain restricted securities that may be resold pursuant to Rule 144A under the Securities Act may be considered liquid.  Rule 144A permits certain qualified institutional buyers to trade in privately placed securities not registered under the Securities Act.  Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable market values for Rule 144A securities and the ability to liquidate these securities to satisfy redemption requests.  However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities held by the Fund could adversely affect their marketability, causing the Fund to sell securities at unfavorable prices.  The Board has delegated to the Advisor the day-to-day determination of the liquidity of a security although it has retained oversight and ultimate responsibility for such determinations.  Although no definite quality criteria are used, the Board has directed the Advisor to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (for example, certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors.

Restricted securities may be sold in privately negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act.  When registration is required, the Fund may be obligated to pay all or part of the registration expenses and considerable time may elapse between the decision to sell and the sale date.  If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than the price which prevailed when it decided to sell.  Restricted securities for which there is no market will be valued by appraisal at their fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Board.

Lending of Portfolio Securities

The Fund may lend portfolio securities constituting up to 33-1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 100% of the value of the securities loaned.  During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit.  Loans are subject to termination at the option of the Fund or the borrower.  The Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.  The Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower.  The Fund will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.

Borrowing

The Fund may borrow from banks, as long as it maintains continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings, including reverse repurchase agreements) of 300% of all amounts borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary or emergency purposes.  If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage within three days (not including Saturdays, Sundays and holidays).  Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.  The Fund will not purchase portfolio securities when outstanding borrowings exceed 5% of the Fund’s total assets.

Money Market Instruments

The Fund may invest in cash and money market securities.  The Fund may do so to “cover” investment techniques, when taking a temporary defensive position or to have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities.  The money market securities in which the Fund invests include U.S. Treasury Bills, commercial paper, commercial paper master notes and repurchase agreements.

The Fund may invest in commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by Standard & Poor’s Corporation or Prime-1 or Prime 2 by Moody’s Investors Service, Inc.  Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

The Fund may also invest in securities issued by other investment companies that invest in high quality, short-term debt securities (namely, money market instruments).  In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.

Repurchase Agreements

Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later.  The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period.  While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.  The Fund will enter into repurchase agreements only with member banks of the Federal Reserve system or primary dealers of U.S. government securities.  The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with the Fund.  In the event of a default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to pay.  However, liquidation could involve costs or delays and, to the extent proceeds from the sale of these securities were less than the agreed-upon repurchase price, the Fund would suffer a loss.  The Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.  Repurchase agreements usually are for short periods, such as one week or less, but may be longer.  It is the current policy of the Fund to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of its investments policies.

Rights and Warrants

The Fund may purchase rights and warrants to purchase equity securities.  Investments in rights and warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  Rights and warrants basically are options to purchase equity securities at a specific price valid for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  Rights and warrants differ from call options in that rights and warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities.  Rights and warrants involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration.  They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security’s market price.

Convertible Securities

The Fund may invest in convertible securities.  Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Preferred Stocks

The Fund may invest in preferred stocks.  Preferred stock includes convertible and non-convertible preferred and preference stocks that are senior to common stock.  Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects.  As a general rule the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value.  Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a senior debt security with similar stated yield characteristics.  Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors.  Preferred stock also may be subject to optional or mandatory redemption provisions.

Real Estate Investment Trusts

A real estate investment trust (“REIT”) is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes.  To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

REITs are characterized as equity REITs, mortgage REITs, and hybrid REITs.  Equity REITs, which may include operating or finance companies, owning real estate directly and the value of, and income earned by, the REITs depend upon the income of the underlying properties and the rental income they earn.  Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value.  Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower.  Mortgage REITs derive their income from interest payments on such loans.  Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.  The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill.  They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses, affect the Fund’s performance.  It is presently anticipated, though not assured, that the annual portfolio turnover rate of the Fund will not exceed 100%. A turnover rate of 100% would result in higher transaction costs (such as brokerage commissions or markups or markdowns), which the Fund would have to pay, and would increase realized gains (or losses) to investors, which would likely lower the Fund’s after-tax performance.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund maintains the practices described below regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund’s shareholders.  The Fund’s Chief Compliance Officer (“CCO”) will report annually to the Board with respect to compliance with the portfolio holdings disclosure procedures described herein.

There may be instances where the interests of the shareholders of the Fund respecting the disclosure of information about portfolio securities may conflict with the interests of the Advisor, Sub-Advisor or an affiliated person of the Fund.  In such situations, the Board will be afforded the opportunity to determine whether or not to allow such disclosure.  The Fund does not receive any compensation for providing information about its portfolio holdings.

Fund Service Providers

The Fund has entered into arrangements with certain third party service providers for services that require these groups to have access to the Fund’s portfolio holdings.  As a result of the ongoing services that these service providers provide, they will receive portfolio holdings information prior to and more frequently than the public disclosure of such information.  In each case, the Board has determined that such advance disclosure is supported by a legitimate business purpose and that the recipient by reason of the federal securities laws (1) is prohibited as an “insider” from trading on the information and (2) has a duty of trust and confidence to the Fund because the recipient has a history and practice of sharing confidences such that the recipient of the information knows or reasonably should know that the Fund expects that the recipient will maintain its confidentiality.  These third party service providers are the Advisor, the Sub-Advisor and the Fund’s administrator, independent registered public accountants and custodian.

Rating and Ranking Organizations

The Board has determined that the Fund may provide its portfolio holdings to the rating and ranking organizations listed below on either a monthly or quarterly basis.

Morningstar, Inc.
Lipper, Inc.
Thompson Reuters
Vickers
Bloomberg L.P.

The determination was made that these organizations provide investors with a valuable service and, therefore, it is in the best interests of the Fund’s shareholders to provide them with non-public portfolio holdings information.  Since this information is not provided on the condition that it be kept confidential or that these organizations not trade on the information, such disclosure could provide these organizations with the ability to make advantageous decisions to place orders for shares of the Fund or to trade against the Fund to the detriment of other shareholders of the Fund.  However, the Fund will not provide this information until such information is at least 15 days old, after which time the disclosure of such non-public portfolio holdings should not be problematic.  Also, the officers of the Trust receive and review reports on a regular basis as to any purchases and redemptions of shares of the Fund to determine if there is any unusual trading in shares of the Fund.  The Fund will not pay these organizations.

Availability of Information

The Fund may publish its top ten positions at the end of each calendar quarter in its Quarterly Snapshot.  This information is updated approximately 15 to 30 business days following the end of each quarter.  It is available free of charge, and can be obtained by calling 1-800-287-9469.

MANAGEMENT

Management Information

As a Delaware statutory trust, the business and affairs of the Trust are managed by its officers under the direction of its Board of Trustees.  The initial Trustee, Joel M. Shulman, currently serves as the sole Trustee of the Trust’s Board of Trustees.  The Trustees identified in the table below serve as the Board of Trustees for the Fund, as Series Trustees (as defined herein).  The Fund is the only fund in the “Fund Complex” as defined in the 1940 Act.  The name, age (as of April 30, 2010), address, principal occupations during the past five years, and other information with respect to each of the Trustees of the Fund and officers of the Trust is set forth below.

Non-Interested Trustees

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Dr. Stephen Sohn 189 Islington Road Newton, MA 02466 Age: 66	Trustee	Served since 2010	Former faculty member Harvard Medical School; Chairman – Quantum Aesthetic Surgery Inc.	1	None

Thomas T. Stallkamp c/o Collaborative Mgt. LLC 40900 Woodward Avenue Suite 310 Bloomfield Hills, MI 48304 Age: 63	Trustee	Served since 2010	Founder/Principal – Collaborative Management; Former CEO/Chairman – MSX International; Former President and Vice Chairman – Daimler Chrysler	1	Baxter International Inc. and BorgWarner Inc.

George R. Berbeco 26 Bullard Road Weston, MA 02493 Age: 66	Trustee	Served since 2010	Chairman – Bay Colony Development Corporation. Formerly President – Devon Group and General Partner –Devon Capital Partners, LP.	1	None

Interested Trustee and Officers

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Joel M. Shulman, CFA(2) 396 Washington Street Suite 385, 34th Floor Wellesley, MA 02481 Age: 55	President and Trustee	Served since 2010	Member of the Advisor and the Sub-Advisor since 2010; Chief Executive Officer of the Sub-Advisor from 2010. Dr. Shulman is a tenured professor at Babson College and holds a Ph.D. in Finance and is a CFA charter holder. He is also a CMA charter holder, and holds an MPA from the JFK School of Government at Harvard University.	1	None

David Cragg 10 South 5th Street Suite 700 Minneapolis, MN 55402 Age: 41	Secretary, Treasurer and Chief Compliance Officer	Served since 2010	Member, and Chief Compliance Officer, of Registered Alternative Investment Advisers since 2010. Mr. Cragg was the CFO and COO of the Leuthold Group from 1999 through August 2009.	N/A	N/A
______________________

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.

(2)	Dr. Shulman is considered an interested Trustee of the Trust and the Fund within the meaning of the 1940 Act because of his affiliation with the Advisor and the Sub-Advisor.

Qualification of Trustees

Dr. Shulman’s experience and skills as a portfolio manager, as well as his familiarity with the investment strategies utilized by the Advisor and the Sub-Advisor, led to the conclusion that he should serve as a Trustee.  Each of Sohn, Stallkamp and Berbeco are experienced businessmen and are familiar with financial statements.  Each takes a conservative and thoughtful approach to addressing issues facing the Fund.  This combination of skills and attributes led to the conclusion that each of Messrs. Sohn, Stallkamp and Berbeco should serve as a Trustee.

Board Leadership Structure

The Board of Trustees of the Trust has general oversight responsibility with respect to the operation of the Trust and the Board of Trustees of the Fund has general oversight responsibility with respect to the operation of the Fund.  The Board has engaged the Advisor to manage the Fund and is responsible for overseeing the Advisor, the Sub-Advisor and other service providers to the Fund in accordance with the provisions of the 1940 Act and other applicable laws.  The Board has established an audit committee to assist the Board in performing its oversight responsibilities.

The Fund does not have a Chairman of the Board.  As President of the Trust, Dr. Shulman is the presiding officer at all meetings of the Board.  The Fund does not have a lead independent Trustee.  The Fund has determined that its leadership structure is appropriate given its size and the nature of the Fund.

Board Oversight of Risk

Through its direct oversight role, and indirectly through the audit committee, and Trust officers and service providers, the Board performs a risk oversight function for the Fund.  To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Fund; reviews and approves, as applicable, the compliance policies and procedures of the Trust; approves the Fund’s principal investment policies; adopts policies and procedures designed to deter market timing; meets with representatives of various service providers, including the Advisor, the Sub-Advisor and the independent registered public accounting firm of the Fund, to review and discuss the activities of the Fund and to provide direction with respect thereto; and appoints a chief compliance officer of the Fund who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its service providers.

The audit committee plays a significant role in the risk oversight of the Fund as it meets annually with the auditors of the Fund and quarterly with the Fund’s chief compliance officer.

Audit Committee

The Board has an audit committee whose members consist of Dr. Sohn and Mr. Berbeco, each of whom is a non-interested Trustee.  The primary functions of the audit committee are to select the independent registered public accounting firm to be retained to perform the annual audit of the Fund, to review the results of the audit, to review the Fund’s internal controls, to approve in advance all permissible non-audit services performed by the independent auditors and to review certain other matters relating to the Fund’s independent registered public accounting firm and financial records.  The Trust is newly organized and the Audit Committee has not yet met.

The Board has no other committees.

Compensation

The Fund’s standard method of compensating the non-interested Trustees is to pay each such Trustee a fee of $1,500 for each board meeting and a fee of $500 for each audit committee meeting of the Board attended, including special meetings.  The Fund also reimburses such Trustees for their reasonable travel expenses incurred in attending meetings of the Board.  The Fund does not provide pension or retirement benefits to its Trustees and officers.  The aggregate compensation expected to be paid by the Fund to each officer or non-interested Trustee during the fiscal year ending _____ __, 2011 is set forth below:

Name of Person, Position	Aggregate Compensation from Trust	Total Compensation from Trust and Fund Complex Paid to Trustees

Non-Interested Trustees

Thomas T. Stallkamp	$6000	$6,000

Dr. Stephen Sohn	$7000	$7,000

George R. Berbeco	$7000	$7,000

Interested Trustees

Joel M. Shulman	$0	$0

Proxy Voting Policy

Information on how the Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is available without charge by calling 1-800-287-9469 or by accessing the website of the Securities and Exchange Commission at http://www.sec.gov.

The Fund votes proxies in accordance with the Sub-Advisor’s proxy voting policy. The Sub-Advisor generally follows the so-called “Wall Street Rule” (namely, it votes as management recommends or sells the stock prior to the meeting). The Sub-Advisor believes that following the “Wall Street Rule” is consistent with the economic best interests of the Fund. When management makes no recommendation, the Sub-Advisor will not vote proxies unless the Advisor determines the failure to vote would have a material adverse effect on the Fund. If the Sub-Advisor determines that the failure to vote would have a material adverse effect on the Fund, the Sub-Advisor will vote in accordance with what it believes are the economic best interests of the Fund. Consistent with its duty of care the Sub-Advisor monitors proxy proposals just as it monitors other corporate events affecting the companies in which the Fund invests. In the event that a vote presents a conflict of interest between the interests of the Fund and the Sub-Advisor, the Sub-Advisor will disclose the conflict to the Board and, consistent with its duty of care and duty of loyalty, “echo” vote the securities (namely, vote for and against the proposal in the same proportion as all other shareholders).

Code of Ethics

The Trust, the Advisor and the Sub-Advisor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act.  Each code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Fund.  Each code of ethics generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund.

Dollar Range of Trustee Share Ownership

The Fund is newly organized and as of the date of this Statement of Additional Information has not issued any shares.

CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

The Fund is newly organized and as of the date of this Statement of Additional Information has not issued any shares.

The Trust does not control any person.

THE ADVISOR, SUB-ADVISOR AND THE ADMINISTRATOR

The Advisor and Sub-Advisor

The Advisor, Weston Capital Advisors, LLC, is the investment advisor to the Fund.  Joel Shulman is the senior managing member of the Advisor and controls the Advisor.  The Advisor has overall responsibility for assets under management, provides overall investment strategies and programs for the Fund, selects sub-advisors, allocates assets among the sub-advisors and monitors and evaluates the sub-advisors’ performance.  The Advisor has entered into a sub-advisory agreement with the Sub-Advisor.  Joel Shulman is the senior managing member of the Sub-Advisor and controls the Sub-Advisor.  Dr. Shulman’s position with the Trust and the Fund is described below under the caption “Portfolio Managers” and above under the caption “Management-Management Information.”

The benefits derived by the Advisor and/or Sub-Advisor from soft dollar arrangements are described under the caption “Portfolio Transactions and Brokerage.”  None of the non-interested Trustees, or any members of their immediate family, own shares of the Advisor or the Sub-Advisor or any companies, other than registered investment companies, controlled by or under common control with the Advisor or Sub-Advisor.

Under the investment advisory agreement for the Fund (the “Advisory Agreement”), the Advisor, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the Fund and maintaining its organization, pays the salaries and fees of all officers of the Trust and Trustees (except the fees paid to non-interested Trustees) and bears all sales and promotional expenses of the Fund, other than distribution expenses paid by the Fund pursuant to the Fund’s Service and Distribution Plan, if any.  For the foregoing, the Fund pays the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.25%.

The Fund pays all of its expenses not assumed by the Advisor, including, but not limited to, the professional costs of preparing and the cost of printing its registration statement required under the Securities Act and the 1940 Act and any amendments thereto, the expenses of registering its shares with the Securities and Exchange Commission (“SEC”) and qualifying in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of Trustee and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges on any borrowings, dividend and interest payments on securities sold short, brokerage commissions, and expenses incurred in connection with portfolio transactions.  The Fund also pays salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of the Fund’s assets, expenses of calculating the NAV and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars, and share transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems relating thereto.

The Advisor is contractually obligated to reimburse the Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee and the administration fee but excluding all federal, state and local taxes, interest, reimbursement payments to securities lenders for dividend and interest payments on securities sold short, taxes, brokerage commissions and extraordinary items, in any year, exceed 1.95% of the average net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year.

Reimbursement of expenses in excess of the applicable limitation will be made on a regular basis and will be paid to the Fund by reduction of the Advisor’s fee, subject to later adjustment during the remainder of the Fund’s fiscal year.  The Advisor may from time to time, at its sole discretion, reimburse the Fund for expenses incurred in addition to the reimbursement of expenses in excess of applicable limitations.  The Fund monitors its expense ratio at least on a monthly basis.  If the accrued amount of the expenses of the Fund exceed the expense limitation, the Fund creates a receivable from the Advisor for the amount of such excess.  In such a situation the monthly payment of the Advisor’s fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of the Fund’s fiscal year if accrued expenses thereafter fall below this limit.

Under the sub-advisory agreement for the Fund (the “Sub-Advisory Agreement”), the Sub-Advisor makes specific portfolio investments in accordance with the Fund’s investment objective and the Sub-Advisor’s investment approach and strategies.  The Advisor pays the sub-advisory fee described below from its own assets, and the sub-advisory fee is not an additional expense of the Fund.  For its services to the Fund, the Advisor pays the Sub-Advisor a fee as follows: 50% of the 1.25% investment advisory fee (0.625%) on the first $15 million of the Fund’s average daily net assets; 55% of the 1.25% investment advisory fee (0.6875%) on the next $85 million of the Fund’s average daily net assets; 73% of the 1.25% investment advisory fee (0.9125%) on the next $150 million of the Fund’s average daily net assets; 80% of the 1.25% investment advisory fee (1%) on the next $250 million of the Fund’s average daily net assets; and 85% of the 1.25% management fee (1.0625%) on the Fund’s average daily net assets in excess of $500 million.

The Advisory Agreement and the Sub-Advisory Agreement each remain in effect for two (2) years from its effective date and thereafter continues in effect for as long as its continuance is specifically approved at least annually, by (i) the Board, or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or the Sub-Advisory Agreement, as the case may be, or interested persons of the Advisor or the Sub-Advisor, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement and the Sub-Advisory Agreement each provides that it may be terminated at any time without the payment of any penalty, by the Board or by vote of a majority of the Fund’s shareholders, on sixty (60) calendar days written notice to the Advisor or the Sub-Advisor, as the case may be, and by the Advisor or the Sub-Advisor, as the case may be, on the same notice to the Fund and that it shall be automatically terminated if it is assigned.

The Advisory Agreement and the Sub-Advisory Agreement each provides that the Advisor or the Sub-Advisor, as the case may be, shall not be liable to the Fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.  The Advisory Agreement and the Sub-Advisory Agreement each also provides that the Advisor or the Sub-Advisor, as the case may be, may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

The Administrator, Fund Accountant and Transfer Agent

The administrator to the Trust is U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”). Pursuant to an Administration Servicing Agreement entered into between the Trust and the Administrator (the “Administration Agreement”), the Administrator prepares and maintains the books, accounts and other documents required by the 1940 Act, responds to stockholder inquiries, prepares the Fund’s financial statements and tax returns, prepares certain reports and filings with the SEC and with state blue sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps and maintains the Fund’s financial and accounting records and generally assists in all aspects of the Fund’s operations. The Administrator, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the Administration Agreement. For the foregoing, the Administrator receives from the Fund a fee, paid monthly at an annual rate of 0.05% of the first $1,000,000,000 of the Fund average net assets, 0.04% of the next $1,000,000,000 of the Fund average net assets, 0.02% of the next $1,000,000,000 of the Fund average net assets and 0.015% of the Fund average net assets in excess of $3,000,000,000. Notwithstanding the foregoing, the minimum annual fee payable to the Administrator is $35,000.

As of the date of this Statement of Additional Information, the Fund had not yet commenced operations, and had not incurred any fees payable to the Administrator pursuant to the Administration Agreement.

The Administration Agreement will remain in effect until terminated by either party. The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board upon the giving of ninety (90) days’ written notice to the Administrator, or by the Administrator upon the giving of ninety (90) days’ written notice to the Trust.

Under the Administration Agreement, the Administrator is required to exercise reasonable care and is not liable for any error or judgment or mistake of law or for any loss suffered by the Trust in connection with its performance under the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement.

In addition, the Trust has entered into an Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC pursuant to which U.S. Bancorp Fund Services, LLC has agreed to maintain the financial accounts and records of the Fund and provide other accounting services to the Fund. For its accounting services, U.S. Bancorp Fund Services, LLC is entitled to receive fees, payable monthly from the Fund at an annual rate of 0.015% for the first $1 billion of average net assets, 0.0075% on the next $1 billion of average net assets and .0005% of average net assets exceeding $2 billion. Notwithstanding the foregoing, the minimum annual fee payable for accounting services is $35,000. U.S. Bancorp Fund Services, LLC is also entitled to certain out of pocket expenses, including pricing expenses.

U.S. Bancorp Fund Services, LLC also acts as the Fund’s transfer agent dividend disbursing agent. As transfer and dividend disbursing agent, U.S. Bancorp Fund Services, LLC has agreed to (i) issue and redeem shares of the Fund, (ii)make dividend and other distributions to stockholders of the Fund, (iii)respond to correspondence by Fund stockholders and others relating to its duties, (iv) maintain stockholder accounts, and (v) make periodic reports to the Fund.

U.S. Bancorp Fund Services, LLC is a subsidiary of U.S. Bank N.A., which is also the parent company of the Fund’s custodian.

Custodian

U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, LLC, serves as custodian of the Fund’s assets pursuant to the Custody Agreement. Under the Custody Agreement, U.S. Bank, N.A. has agreed to (i) maintain a separate account in the name of the Fund, (ii) make receipts and disbursements of money on behalf of the Fund, (iii) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments, (iv) respond to correspondence from stockholders, security brokers and others relating to its duties, and (v) make periodic reports to the Fund concerning the Fund’s operations. U.S. Bank, N.A. does not exercise any supervisory function over the purchase and sale of securities.

Distributor

Rafferty Capital Markets, LLC (the “Distributor”) serves as the distributor for the Fund. Its principal business address is 59 Hilton Avenue, Garden City, New York 11530.  The Distributor offers shares of the Fund on a continuous basis, reviews advertisements of the Fund and acts as liaison for the Fund’s broker-dealer relationships.  The Distributor is not obligated to sell any certain number of shares of the Fund.

PORTFOLIO MANAGERS

The investment advisors associated with the Fund are Weston Capital Advisors, LLC and EntrepreneurShares, LLC.  The portfolio managers to the Fund may have responsibility for the day-to-day management of accounts other than the Fund.  Information regarding these other accounts is set forth below.  The number of accounts and assets is shown as of May 30, 2010 for the portfolio managers.

	Number of Other Accounts Managed And Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Joel M. Shulman	–	–	–	–	1	–

	$ –	$ –	$ –	$ –	$14,774,002	$ –

The portfolio managers of the Sub-Advisor may be responsible for managing other accounts. The Sub-Advisor typically assigns accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting investment strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of both the Fund and other accounts may raise potential conflicts of interest due to the interest held by the Sub-Advisor or one of its affiliates in an account and certain trading practices used by the portfolio managers (for example, cross trades between a Fund and another account and allocation of aggregated trades). The Sub-Advisor has developed policies and procedures reasonably designed to mitigate those conflicts. In particular, the Sub-Advisor has adopted policies limiting the ability of portfolio managers to cross securities (pursuant to these policies, if the Sub-Advisor is to act as agent for both the buyer and seller with respect to transactions in investments, the portfolio manager will first: (a) obtain approval from the Sub-Advisor’s Chief Compliance Officer and (b) inform the customer of the capacity in which the Sub-Advisor is acting; and no dual agency transaction can be undertaken for any ERISA customer unless an applicable prohibited transaction exemption applies) and policies designed to ensure the fair allocation of securities purchased on an aggregated basis (pursuant to these policies all allocations must be fair between clients and, to be reasonable in the interests of clients, will generally be made in proportion to the size of the original orders placed).

The portfolio managers are compensated in various forms. The following table outlines the forms of compensation paid to each portfolio manager as of May 30, 2010.  There are no differences between the method used to determine the portfolio manager’s compensation with respect to the Fund and other accounts.

Name of Portfolio Managers	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method Between Account Types)

Joel M. Shulman	Salary (paid in cash)	Weston Capital Advisors, LLC	Dr. Shulman’s salary is determined on an annual basis, and it is a fixed amount throughout the year.

	Bonus (paid in cash)	Weston Capital Advisors, LLC	Dr. Shulman is a senior managing member of Weston Capital Advisors, LLC and receives a bonus based on the profitability of Weston Capital Advisors, LLC.

The Fund is newly organized and as of the date of this Statement of Additional Information has not issued any shares.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Generally

Under the Sub-Advisory Agreement, the Sub-Advisor is responsible for decisions to buy and sell securities for the Fund, broker dealer selection, and negotiation of brokerage commission rates.  (These activities of the Sub-Advisor are subject to the general supervision and responsibility of the Board, as are all of the activities of the Sub-Advisor under the Sub-Advisory Agreement.)  The primary consideration of the Sub-Advisor in effecting a securities transaction will be execution at the most favorable securities price.  Some of the portfolio transactions of the Fund may be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Fund.  Such principal transactions may, however, result in a profit to market makers.  In certain instances the Advisor may make purchases of underwritten issues for the Fund at prices that include underwriting fees.

In selecting a broker dealer to execute each particular transaction, the Sub-Advisor will take the following into consideration:  the best net price available; the reliability, integrity and financial condition of the broker dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker dealer to the investment performance of the Fund on a continuing basis.  Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker dealer if the difference is reasonably justified by other aspects of the portfolio trade execution services offered.  Subject to such policies as the Board may determine, the Sub-Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by the Sub-Advisory Agreement solely by reason of its having caused the Fund to pay a broker or dealer that provides brokerage or research services to the Sub-Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Sub-Advisor determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Sub-Advisor’s overall responsibilities with respect to the Trust or other accounts for which the Sub-Advisor has investment discretion.  The Sub-Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Advisor, the Sub-Advisor or any affiliate of the foregoing.  Such allocation shall be in such amounts and proportions as the Sub-Advisor shall determine and the Sub-Advisor shall report on such allocations regularly to the Board, indicating the broker dealers to whom such allocations have been made and the basis therefore.

Brokerage Commissions

The Fund is newly organized and as of the date of this Statement of Additional Information has not paid any brokerage commissions.

NET ASSET VALUE

The NAV of the Fund will be determined as of the close of regular trading (normally, 4:00 P.M. Eastern Time) on each day the New York Stock Exchange (the “NYSE”) is open for trading.  The NYSE is open for trading Monday through Friday except New Year’s Day, Dr. Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

The Fund’s NAV is equal to the quotient obtained by dividing the value of its net assets (its assets less its liabilities) by the number of shares outstanding.

In determining the NAV of the Fund’s shares, securities that are listed on a national securities exchange (other than The Nasdaq OMX Group, Inc., referred to as NASDAQ) are valued at the last sale price on the day the valuation is made.  Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the Nasdaq Official Closing Price.  Securities price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price.  Unlisted securities held by the Fund are valued at the average of the quoted bid and asked prices in the OTC market.

Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Sub-Advisor under procedures established by and under the general supervision and responsibility of the Board.  Short term investments which mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to:  (a) illiquid securities, including “restricted” securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission; (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the NYSE that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.  Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the NYSE, the Fund may value the security at its fair value.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

The Fund reserves the right to suspend or postpone redemptions during any period when:  (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

TAXES

General

The Fund intends to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Code.  The discussion that follows is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor.  Investors are urged to consult with their tax advisers for a complete review of the tax ramifications of an investment in the Fund.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes.  As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.  Shareholders of the Fund would not be liable for income tax on the Fund’s net investment income or net realized gains in their individual capacities.  Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

Net investment income includes interest and dividend income, less expenses.  Dividends from the Fund’s net investment income, including short-term capital gains, are generally taxable to shareholders as ordinary income (although a portion of such distributions may be taxable to investors at the lower rate applicable to qualified dividend income), while distributions of net capital gains are taxable as long-term capital gains regardless of the shareholder’s holding period for the shares.  Dividends and distributions are taxable to shareholders whether received in cash or in additional shares.  In the case of corporate shareholders, dividends from the Fund’s net investment income will qualify for the 70% dividends-received deduction, subject to proportionate reductions if the aggregate dividends received by the Fund from domestic corporations in any year are less than 100% of the distributions of net investment company taxable income made by the Fund.

Any dividend or capital gain distribution paid shortly after a purchase of shares of the Fund, will have the effect of reducing the per share NAV of such shares by the amount of the dividend or distribution.  Furthermore, if the NAV of the shares of the Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

Redemptions of shares will generally result in a capital gain or loss for income tax purposes.  Such capital gain or loss will be long term or short term, depending upon the shareholder’s holding period for the shares.  However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

Back-up Withholding

Federal law requires the Fund to withhold 28% of a shareholder’s reportable payments (which include dividends, capital gains distributions and redemption proceeds) for shareholders who have not properly certified that the Social Security or other Taxpayer Identification Number they provide is correct and that the shareholder is not subject to back-up withholding.

GENERAL INFORMATION

Shareholder Meetings and Election of Trustees

As a Delaware statutory trust, the Trust is not required to hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings.  The Trust, however, must hold shareholder meetings for such purposes as, for example: (1) approving certain agreements as required by the 1940 Act; (2) changing fundamental investment restrictions of the Fund; and (3) filling vacancies on the Board in the event that less than a majority of the Trustees were elected by shareholders.  The Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders.  At such time, the Trustees then in office will call a shareholders meeting for the election of Trustees.  In addition, the shareholders may remove any Trustee at any time, with or without cause, by vote of not less than a majority of the shares then outstanding.  Trustees may appoint successor Trustees.

Shares of Beneficial Interest

The Trust will issue new shares of the Fund at the Fund’s most current NAV.  The Trust is authorized to issue an unlimited number of shares of beneficial interest.  The Trust has registered an indefinite number of shares of the Fund under Rule 24f-2 of the 1940 Act.  Each share has one vote and is freely transferable; shares represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation and other rights.  The shares, when issued and paid for in accordance with the terms of the Prospectus, are deemed to be fully paid and non-assessable.  Shares have no preemptive, cumulative voting, subscription or conversion rights.  Shares can be issued as full shares or as fractions of shares.  A fraction of a share has the same kind of rights and privileges as a full share on a pro-rata basis.

Additional Series

The initial Trustee, Dr. Shulman, may from time to time establish additional series or classes of shares without the approval of shareholders.  The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

The initial Trustee may appoint separate Trustees with respect to one or more series or classes of the Trust’s shares (the “Series Trustees”).  Series Trustees may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust.  To the extent provided by the initial Trustee in the appointment of Series Trustees, the Series Trustees may have, to the exclusion of any other Trustees of the Trust, all the powers and authorities of Trustees under the Declaration of Trust with respect to such Series or Class, but may have no power or authority with respect to any other series or class.

GLOBAL ENTREPRENEURS INDEX

The Global Entrepreneurs Index (ESHARESG) is designed to measure the performance of global publicly traded entrepreneurial companies.  The market capitalization of companies in the Index exceeds $150 million.  The Index is sponsored by the Fund’s investment advisor (which is controlled by the Fund’s portfolio manager) and its affiliates and is owned by the Fund’s portfolio manager, Dr. Shulman.  The methodology for constituting the index was created by the Fund’s portfolio manager.

The portfolio manager searches for attributes that are markers of entrepreneurial behavior that can be monitored.  For example, an organization with an “entrepreneurial culture” is presumed to have a more efficient workforce that would outperform nonentrepreneurial companies.  If this were the case, then the portfolio manager expects entrepreneurial companies to have lower SGA (selling, general, and administrative) expenses, higher gross margins, and higher ROA (return on assets).  Company SGA, ROA, net profit, and other margin-related factors are monitored and compared to industry benchmarks.

The portfolio manager evaluates “entrepreneurial vision”.  He presumes that company managers with better entrepreneurial vision will select more efficient and economically effective growth vehicles, without taking on undue risk.  This trait might be represented by superior growth characteristics compared to other nonentrepreneurial peer companies in the same industry.  These characteristics include:  (i)  more organic growth; (ii) more strategic alliances/partnerships/licensing deals; (iii) lower debt levels; (iv) lower or no dividends; and (v) higher sales turnover (sales divided by total assets).

Finally, the portfolio manager identifies companies with a “charismatic leader” on the belief that a charismatic leader has the ability to lead a company to a more prosperous future.  To that end, many of the benefits of a charismatic leader are already captured in the financial criteria previously delineated.  Moreover, it is the portfolio manager’s belief that charismatic leaders are more likely to have greater longevity and retain key managers and staff longer than unpopular, ineffective leaders.  Many of the variables are interrelated.  For example, if entrepreneurs have lower SGA expenses, then it is likely that ROA will also be higher.  Similarly, if entrepreneurs have more strategic partnerships, alliances, and licensing deals, they will generate a higher ROIC (return on invested capital) due to the leveraging of intellectual property.

There may be a number of factors that distinguish entrepreneurial companies from nonentrepreneurial companies.  Based on numerous attributes that in the portfolio manager’s view distinguish entrepreneurs, these attributes include:

1)	organic growth opportunities
2)	above-average ownership stakes among key stakeholders
3)	low SGA expense
4)	above-average ROIC
5)	sustainable growth
6)	manageable debt
7)	active strategic alliances/partnerships/licensing deals
8)	shareholder-aligned executive compensation packages
9)	low executive turnover
10)	transparent corporate governance
11)	long duration of key managers
12)	low or no dividends
13)	family involvement
14)	high EBITDA (earnings before interest, taxes, depreciation, and amortization) margin percentage
15)	other significant stakeholder relationships (such as key board members, etc.)

The Global Entrepreneurs Index was created and is maintained based on the above and other factors.  Index maintenance occurs throughout the year and includes monitoring and implementing the adjustments for company additions and deletions, stock splits, corporate restructurings and other corporate actions.  Corporate actions are generally implemented after the close of trading on the day prior to the ex-date of such corporate actions.

The portfolio manager reserves the right, at any time and without notice, to alter, amend, terminate, or in any way change the Global Entrepreneurs Index.  The portfolio manager has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing, or calculating the Index.

The Global Entrepreneurs Index is calculated and disseminated throughout each day the NYSE is open for trading.  In order to minimize any potential for conflicts caused by the fact that the Fund’s investment advisor and its affiliates act as Index provider and investment advisor to the Fund, the Fund has retained an unaffiliated third party to calculate the Index, Standard & Poor's Financial Services LLC (“S&P”).  S&P calculates, maintains and disseminates the Index on a daily basis.

The EntrepreneurShares Global FundTM is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.  Neither S&P, its affiliates nor their third party licensors make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund or the Global Entrepreneurs Index (the “Index) to track general stock market performance.  S&P’s and its third party licensor’s only relationship to EntrepreneurShares, LLC is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Index.  Neither S&P, its affiliates nor their third party licensors is responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN.  S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC.  “Calculated by S&P Custom Indices” and its related stylized mark are service marks of Standard & Poor’s Financial Services LLC and have been licensed for use by Weston Capital Advisors, LLC.

“EntrepreneurShares.  Invest in Visionary Leadership” is a pending trademark/service mark of Dr. Joel Mark Shulman and has been licensed for use by EntrepreneurShares, LLC.

DESCRIPTION OF SECURITIES RATINGS

Set forth below is a description of ratings used by two major nationally recognized statistical ratings organizations (“NRSROs”), Standard & Poor’s Corporation (“Standard & Poor’s”) and Moody’s Investors Service, Inc. (“Moody’s”).  NRSROs base their ratings on current information furnished by the issuer or obtained from other sources they consider reliable.  NRSROs may change, suspend or withdraw their ratings due to changes in, unavailability of, such information or for other reasons.

Commercial Paper Ratings

Standard & Poor’s Commercial Paper Ratings.

A Standard & Poor’s commercial paper rating is a current opinion of the likelihood of timely payment of debt considered short-term in the relevant market.  Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest.  The three highest categories are as follows:

A-1.  This highest category indicates that the degree of safety regarding timely payment is strong.  Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However the relative degree of safety is not as high as for issuers designated “A-1”.

A-3.  Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying a higher designation.

Moody’s Investors Service, Inc Commercial Paper.

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.  Moody’s ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1.  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3.  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

______________ has been appointed by the Board to serve as the Fund’s independent registered public accounting firm.

FINANCIAL STATEMENTS

The following financial statements and report for the Fund are attached hereto:

•	Form of Statement of Assets and Liabilities

•	Form of Notes to the Financial Statements

•	Form of Report of Independent Registered Public Accounting Firm

ENTREPRENEURSHARES™ SERIES TRUST

ENTREPRENEURSHARES GLOBAL FUND™
FORM OF STATEMENT OF ASSETS AND LIABILITIES
__________ ____, 2010

ASSETS
Cash	$100,000
TOTAL ASSETS	$100,000

LIABILITIES
$-
TOTAL LIABILITIES	$-
Net assets	$100,000
Analysis of Net Assets:
Paid-in Capital on shares of capital stock	$100,000
Net asset value, offering and redemption price per share, $100,000/1,000 shares outstanding	$100.00

See accompanying notes to financial statements.

ENTREPRENEURSHARES™ SERIES TRUST
FORM OF NOTES TO STATEMENT OF ASSETS AND LIABILITIES

1.           Organization

EntrepreneurShares™ Series Trust, a Delaware statutory trust (the “Trust”), was formed on June ___, 2010, and has authorized capital of unlimited shares of beneficial interest.  The Trust has had no operations to date other than matters relating to its organization and registration as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the sale and issuance to Weston Capital Advisors, LLC  (“Weston” or the “Advisor”), of 1,000 shares of beneficial interest (“Shares”) at an aggregate purchase price of $100,000 in the EntrepreneurShares Global Fund™ (the “Fund”).

2.           Summary of Significant Account Policies

Use of Estimates and Indemnifications:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Federal Income Tax:

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

3.           Agreements

Investment Advisory Agreement:

Weston Capital Advisors, LLC oversees the performance of the Fund and is responsible for overseeing the management of the investment portfolio of the Fund.  These services are provided under the terms of an Investment Advisory Agreement dated ________ ____, 2010 (the “Investment Advisory Agreement”) between the Trust and the Advisor, pursuant to which the Advisor receives an annual advisory fee equal to 1.25% of the Fund’s average net assets.

Out of the advisory fee, the Advisor pays all expenses of managing and operating the Fund except all federal, state and local taxes; interest; brokerage commissions; reimbursement payments to securities lenders for dividend and interest payments on securities sold short; fees and expenses of the independent Trustees; a portion of the cost of Trustee and officer liability insurance; and extraordinary items (including extraordinary legal expenses).  The expenses of the Fund’s operations borne by the Advisor include by way of illustration and not limitation, non-extraordinary legal expenses; salaries of administrative and clerical personnel; fees and expenses of the custodian of the Fund’s assets; fees and expenses of the Trust’s administrator; expenses of calculating the net asset value and repurchasing and redeeming shares; charges and expenses of dividend disbursing agents, registrars and stock transfer agents; organizational costs; offering costs; the cost of keeping all necessary shareholder records and accounts; and the expense of registering shares of the Fund with the Securities and Exchange Commission and in the various states.

Distributor:

Rafferty Capital Markets, LLC serves as the distributor for the Fund. Its principal business address is 59 Hilton Avenue, Garden City, New York 11530.

Administrator, Custodian and Transfer Agent:

The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.  U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, LLC, serves as custodian of the Fund’s assets.

4.           Organization and Offering Costs

The Advisor will assume the Trust’s organization and offering costs for the period included in this seed capital audit. The total amount of the organization costs and offering costs incurred by the Trust and Fund is estimated at approximately $________ and $_______, respectively.

5.           Capital

The Trust has authorized capital of unlimited shares of no par value which may be issued in more than one class or series.  Currently the Trust consists of one managed, exchange traded series, the Fund.

6.           Related Parties

At _______ ___, 2010, certain officers of the Trust were also employees of the Advisor.

FORM OF REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholder of the EntrepreneurShares Global Fund™:

We have audited the accompanying statement of assets and liabilities of EntrepreneurShares Global Fund™ (the “Fund”) the sole portfolio of EntrepreneurShares™ Series Trust, as of _______ ___, 2010.  This financial statement is the responsibility of the Fund’s management.  Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of  the Fund as of ______ ____, 2010 in conformity with accounting principles generally accepted in the United States of America.

PART C

OTHER INFORMATION

Item 28	Exhibits

(a)(i)	Certificate of Trust – filed herewith.

(a)(ii)	Agreement and Declaration of Trust – filed herewith.

(b)	By-Laws – filed herewith.

(c)	None.

(d)(i)	Investment Advisory Agreement between Registrant and Weston Capital Advisors, LLC – to be filed by amendment.

(d)(ii)	Sub-Advisory Agreement between Weston Capital Advisors, LLC and EntrepreneurShares, LLC – to be filed by amendment.

(e)	Distribution Agreement between Registrant and Rafferty Capital Markets, LLC – to be filed by amendment.

(f)	None.

(g)	Custody Agreement with U.S. Bank National Association – to be filed by amendment.

(h)(i)	Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC – to be filed by amendment.

(h)(ii)	Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC – to be filed by amendment.

(h)(iii)	Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC – to be filed by amendment.

(i)	Opinion of Foley & Lardner LLP – to be filed by amendment.

(j)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(k)	None.

(l)	Initial Capital Agreement – to be filed by amendment.

(m)	Service and Distribution Plan – to be filed by amendment.

(n)	None.

(p)(i)	Code of Ethics of Registrant – to be filed by amendment.

(p)(ii)	Code of Ethics of Weston Capital Advisors, LLC – to be filed by amendment.

(p)(iii)	Code of Ethics of EntrepreneurShares, LLC – to be filed by amendment.

Item 29	Persons Controlled by or under Common Control with Registrant

Registrant is not controlled by any person.  Registrant neither controls any person nor is under common control with any other person.

Item 30	Indemnification

Reference is made to Article VI in the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.  In addition to the indemnification provisions contained in the Registrant’s Agreement and Declaration of Trust, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, the Sub-Advisory Agreement, the Distribution Agreement, the Custodian Agreement and the Administration Agreement. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31	Business and Other Connections of Investment Adviser

Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 32	Principal Underwriters

Not Applicable.

Item 33	Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant and Registrant’s Administrator as follows:  the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at its principal executive offices; and all other records will be maintained by the Registrant’s Administrator, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin.

Item 34	Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35	Undertakings

Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant’s latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Babson Park and State of Massachusetts on the 8th day of July, 2010.

ENTREPRENEURSHARES SERIES TRUST
(Registrant)

By:  /s/ Joel Shulman
Joel Shulman, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Joel Shulman	President (Principal Executive Officer) and Trustee	July 8, 2010
Joel Shulman

/s/ Dave Cragg	Vice President, Secretary and Treasurer (Principal Financial and Accounting Officer)	July 8, 2010
Dave Cragg

/s/ Thomas Stallkamp	Trustee	July 8, 2010
Thomas Stallkamp

/s/ George Berbeco	Trustee	July 8, 2010
George Berbeco

/s/ Stephen Sohn	Trustee	July 8, 2010
Stephen Sohn

Signature Page

EXHIBIT INDEX

Exhibit No.	Description

(a)(i)	Certificate of Trust – filed herewith.

(a)(ii)	Agreement and Declaration of Trust – filed herewith.

(b)	By-Laws – filed herewith.

(c)	None.

(d)(i)	Investment Advisory Agreement between Registrant and Weston Capital Advisors, LLC – to be filed by amendment.

(d)(ii)	Sub-Advisory Agreement between Weston Capital Advisors, LLC and EntrepreneurShares, LLC – to be filed by amendment.

(e)	Distribution Agreement between Registrant and Rafferty Capital Markets, LLC – to be filed by amendment.

(f)	None.

(g)	Custody Agreement with U.S. Bank National Association – to be filed by amendment.

(h)(i)	Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC – to be filed by amendment.

(h)(ii)	Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC – to be filed by amendment.

(h)(iii)	Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC – to be filed by amendment.

(i)	Opinion of Foley & Lardner LLP – to be filed by amendment.

(j)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(k)	None.

(l)	Initial Capital Agreement – to be filed by amendment.

(m)	Service and Distribution Plan – to be filed by amendment.

(n)	None.

Exhibit No.	Description

(p)(i)	Code of Ethics of Registrant – to be filed by amendment.

(p)(ii)	Code of Ethics of Weston Capital Advisors, LLC – to be filed by amendment.

(p)(iii)	Code of Ethics of EntrepreneurShares, LLC – to be filed by amendment.